    As filed with the Securities and Exchange Commission on March 12, 1996

                                       Securities Act File No. 33-
                                     Investment Company Act File No. 811-


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933                  /x/
                         Pre-Effective Amendment No.                  / /
                         Post Effective Amendment No.                 / /
                                    and/or
                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940              /x/
                                Amendment No.                         / /

                       (Check appropriate box or boxes)


                             MERRILL LYNCH GLOBAL
                               VALUE FUND, INC.
              (Exact name of registrant as specified in charter)

             800 Scudders Mill Road
             Plainsboro, New Jersey                    08536
    (Address of Principal Executive Offices)         (Zip Code)

      Registrant's Telephone Number, including Area Code (609) 282-2000

                                Arthur Zeikel
                    Merrill Lynch Global Value Fund, Inc.
                800 Scudders Mill Road, Plainsboro, New Jersey
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011


                                  Copies to:

    Counsel for the Fund:                   Philip L. Kirstein, Esq.
    Brown & Wood                            Mark B. Goldfus, Esq.
    One World Trade Center                  Merrill Lynch Asset Management
    New York, New York  10048-0557          P.O. Box 9011
    Attention:  Thomas R. Smith, Jr., Esq.  Princeton, New Jersey 08543-9011
                Frank P. Bruno, Esq.


                Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.


    An indefinite number of shares of common stock of the Registrant is being registered by this Registration Statement under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                    MERRILL LYNCH GLOBAL VALUE FUND, INC.
                     REGISTRATION STATEMENT ON FORM N-1A
                            CROSS REFERENCE SHEET



                      N-1A Item No.                         Location
                      _____________                         ________
PART A
   Item 1.  Cover Page . . . . . . . . . . . . . . . Cover Page

   Item 2.  Synopsis . . . . . . . . . . . . . . . . Fee Table

   Item 3.  Condensed Financial Information  . . . . Not Applicable

   Item 4.  General Description of Registrant  . . . Risk Factors and Special
                                                     Considerations; Investment
                                                     Objective and Policies;
                                                     Investment Restrictions;
                                                     Additional Information

   Item 5.  Management of the Fund . . . . . . . . . Fee Table; Management of
                                                     the Fund; Inside Back
                                                     Cover Page

   Item 5A.  Management's Discussion of Fund
             Performance . . . . . . . . . . . . . . Not Applicable

   Item 6.  Capital Stock and Other Securities . . . Cover Page; Additional
                                                     Information


   Item 7.  Purchase of Securities Being Offered . . Cover Page; Merrill Lynch
                                                     Select Pricing/SM/ System;
                                                     Fee Table; Purchase of
                                                     Shares; Shareholder
                                                     Services; Additional
                                                     Information; Inside Back
                                                     Cover Page

   Item 8.  Redemption or Repurchase . . . . . . . . Merrill Lynch Select
                                                     Pricing/SM/ System; Fee
                                                     Table; Purchase of Shares;
                                                     Redemption of Shares

   Item 9.  Pending Legal Proceedings. . . . . . . . Not Applicable


PART B
   Item 10.  Cover Page  . . . . . . . . . . . . . . Cover Page

   Item 11.  Table of Contents . . . . . . . . . . . Back Cover Page

   Item 12.  General Information and History . . . . Not Applicable

   Item 13.  Investment Objective and Policies . . . Investment Objective
                                                     and Policies; Investment
                                                     Restrictions

   Item 14.  Management of the Fund  . . . . . . . . Management of the Fund

   Item 15.  Control Persons and Principal
             Holders of Securities . . . . . . . . . Management of the Fund;
                                                     Additional Information

   Item 16.  Investment Advisory and Other
             Services  . . . . . . . . . . . . . . . Management of the Fund;
                                                     Purchase of Shares;
                                                     General Information

   Item 17.  Brokerage Allocation and Other
             Practices . . . . . . . . . . . . . . . Portfolio Transactions

   Item 18.  Capital Stock and Other Securities. . . General Information--
                                                     Description of Shares

   Item 19.  Purchase, Redemption and Pricing of
             Securities Being Offered  . . . . . . . Purchase of Shares;
                                                     Redemption of Shares;
                                                     Determination of Net Asset
                                                     Value; Shareholder
                                                     Services

   Item 20.  Tax Status  . . . . . . . . . . . . . . Taxes

   Item 21.  Underwriters  . . . . . . . . . . . . . Purchase of Shares

   Item 22.  Calculation of Performance Data . . . . Performance Data

   Item 23.  Financial Statements  . . . . . . . . . Statement of Assets and
                                                     Liabilities



PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                            SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED MARCH 12, 1996

         PROSPECTUS
         ----------
             , 1996

                    Merrill Lynch Global Value Fund, Inc.
  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011   PHONE NO. (609) 282-2800

    Merrill Lynch Global Value Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company seeking long-term capital appreciation by investing primarily in equity securities of issuers located in various foreign countries and the United States that Merrill Lynch Asset Management, L.P., the manager of the Fund (the "Manager"), believes represent investment value. The Manager will seek to identify securities whose market prices are low when compared to certain valuation measurements, and therefore represent investment value. The Fund may employ a variety of derivative investments and techniques to hedge against market and currency risk. Also, the Fund may invest in certain derivative instruments, such as indexed and inverse securities, to enhance its return. There can be no assurance that the Fund's investment objective will be achieved. For more information on the Fund's investment objective and policies, see "Investment Objective and Policies" on page 14.

    Investments on an international basis in foreign securities markets involve risks and special considerations not typically associated with investments in securities of United States issuers. See "Risk Factors and Special Considerations."

    Pursuant to the Merrill Lynch Select Pricing/SM/ System, the Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing/SM/ System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Merrill Lynch Select Pricing/SM/ System" on page 4.

(Continued on next page)
                            _____________________

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
      HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
          ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                            _____________________

    This Prospectus is a concise statement of information about the Fund that is relevant to making an investment in the Fund. This Prospectus should be retained for future reference. A statement containing additional information about the Fund, dated _______, 1996 (the "Statement of
Additional Information"), has been filed with the Securities and Exchange Commission and is available, without charge, by calling or by writing the
Fund at the above telephone number or address.   The Statement of Additional
Information is hereby incorporated by reference into this Prospectus.
                            _____________________

                   Merrill Lynch Asset Management--Manager
              Merrill Lynch Funds Distributor, Inc.--Distributor

(Continued from Cover Page)

    Merrill Lynch Funds Distributor, Inc. (the "Distributor"), P.O. Box
9081, Princeton, New Jersey 08543-9081 ((609) 282-2800), and other securities dealers which have entered into selected dealer agreements with the Distributor, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), will solicit subscriptions for shares of the Fund during a period expected to end on ___________, 1996, unless extended. On the third business day after the conclusion of the subscription period, the subscriptions will be payable, the shares will be issued and the Fund will commence operations. The public offering price of the shares during the subscription offering will be $10.00 per share in the case of Class B and Class C shares and $10.00 per share plus a sales charge of $.554, subject to reductions on purchases in single transactions of $25,000 or more, in the case of Class A and Class D shares. After the completion of the initial subscription offering, the Fund will engage in a continuous offering of its shares at a price equal to the next determined net asset value per share in the case of Class B and Class C shares and the next determined net asset value per share, plus a sales charge subject to reductions as noted above, in the case of Class A and Class D shares. Shareholders may redeem their shares at any time at the next determined net asset value. The Class B shares may be subject to a contingent deferred sales charge (a "CDSC") of up to 4.00% if redeemed within four years of purchase and are subject to ongoing account maintenance and distribution fees. The Class C shares may be subject to a CDSC of 1.00% if redeemed within one year of purchase and are subject to ongoing account maintenance and distribution fees.
The Class D shares are subject to an ongoing account maintenance fee.
The minimum initial purchase during the subscription and continuous offerings is $1,000 and the minimum subsequent purchase in the continuous offering is $50, except for retirement plans, where the minimum initial purchase is $100 and the minimum subsequent purchase is $1. Merrill Lynch may charge its customers a processing fee (presently $4.85) for confirming purchases and repurchases. Purchases and redemptions directly through Merrill Lynch Financial Data Services, Inc., the Fund's transfer agent (the "Transfer Agent"), are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares".

                                  FEE TABLE

    A general comparison of the sales arrangements and other nonrecurring and recurring expenses applicable to shares of the Fund follows:

                                      Class A(a)       Class B(b)       Class C       Class D
                                      ----------       ----------       -------       -------
SHAREHOLDER TRANSACTION EXPENSES:
    Maximum Sales Charge Imposed
    on Purchases (as a
    percentage of offering price)     5.25%(c)         None             None          5.25%(c)
    Sales Charge Imposed on
    Dividend Reinvestments            None             None             None          None
    Deferred Sales Charge (as
    a percentage of original
    purchase price or redemption
    proceeds, whichever is lower)     None(d)          4.0% during      1.0% for      None(d)
                                                       the first year   one year
                                                       decreasing to
                                                       1.0% annually
                                                       to 0.0% after
                                                       the fourth
                                                       year


    Exchange Fee                      None             None             None          None
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF
AVERAGE NET ASSETS):
    Management Fees(e)                ____%            ____%            ____%         ____%
    Rule 12b-l Fees(f):
         Account Maintenance Fees     None             0.25%            0.25%         0.25%
         Distribution Fees            None             0.75%            0.75%         None
                                                       (Class B shares
                                                       convert to Class
                                                       D shares after
                                                       approximately
                                                       eight years and
                                                       cease being
                                                       subject to
                                                       distribution
                                                       fees)
    Other Expenses
         Shareholder Servicing
         Costs(e)                     0.__%            0.__%            0.__%         0.__%
         Custodial Fees               0.__%            0.__%            0.__%         0.__%
         Miscellaneous                0.__%            0.__%            0.__%         0.__%
                                      -----            -----            -----         -----
         Total Other Expenses         0.__%            0.__%            0.__%         0.__%
                                      -----            -----            -----         -----

    Total Fund Operating Expenses     ____%            ____%            ____%         ____%

(a) Class A shares are sold to a limited group of investors, including existing Class A shareholders, certain retirement plans and investment programs. See "Purchase of Shares--Initial Sales Charge Alternatives-- Class A and Class D Shares" on page 25.
(b) Class B shares convert to Class D shares automatically approximately eight years after initial purchase. See "Purchase of Shares--
    Deferred Sales Charge Alternatives--Class B and Class C Shares" on page 27.
(c) Reduced for purchases of $(25,000) and over. Class A or Class D purchases of $(1,000,000) or more may not be subject to an initial sales charge. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares" on page 25.
(d) Class A and Class D shares are not subject to a CDSC, except that purchases of $1,000,000 or more which may not be subject to an initial sales charge instead may be subject to a CDSC if redeemed within the first year of purchase.
(e) See "Management of the Fund--Management and Advisory Arrangements" on page 21.
(f) See "Purchase of Shares--Distribution Plans" on page 29.
(g) See "Management of the Fund--Transfer Agency Services" on page 22.

                                                     Cumulative Expenses Paid
                                                         for the Period of:
                                                    -------------------------
EXAMPLE:                                               1 Year      3 Years
                                                       ------      -------
An investor would pay the following expenses on
a $1,000 investment including, the maximum $52.50
initial sales charge (Class A and Class D shares
only) and assuming (1) The Total Fund
Operating Expenses for each class set
forth above, (2) a 5% annual return throughout the
periods and (3) redemption at the end of the period:
  Class A . . . . . . . . . . . . . . . . . . . . .    $________   $_________
  Class B . . . . . . . . . . . . . . . . . . . . .    $________   $_________
  Class C . . . . . . . . . . . . . . . . . . . . .    $________   $_________
  Class D . . . . . . . . . . . . . . . . . . . . . .  $________   $_________

An investor would pay the following expenses on the
same $1,000 investment assuming no redemption
at the end of the period:
  Class A . . . . . . . . . . . . . . . . . . . . . .  $________   $_________
  Class B . . . . . . . . . . . . . . . . . . . . . .  $________   $_________
  Class C . . . . . . . . . . . . . . . . . . . . . .  $________   $_________
  Class D . . . . . . . . . . . . . . . . . . . . . .  $________   $_________



    The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's first fiscal year on an annualized basis. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission (the "Commission") regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE. Class B and Class C shareholders who hold their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charges permitted under the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"). Merrill Lynch may charge its customers a processing fee (presently $4.85) for confirming purchases and repurchases. Purchases and redemptions directly through the Transfer Agent are not subject to the processing fee.
See "Purchase of Shares" and "Redemption of Shares".

                   MERRILL LYNCH SELECT PRICING/SM/ SYSTEM

    The Fund offers four classes of shares under the Merrill Lynch Select Pricing/SM/ System. The shares of each class may be purchased during the subscription offering at $10.00 per share and during the continuous offering at a price equal to the next determined net asset value per share, subject during both the subscription offering and the continuous offering to the sales charges and ongoing fee arrangements described below. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. The Merrill Lynch Select Pricing/SM/ System is used by more than 50 mutual funds advised by the Manager or its affiliate, Fund Asset Management, L.P. ("FAM"). Funds advised by the Manager or FAM are referred to herein as "MLAM-advised mutual funds".

    Each Class A, Class B, Class C or Class D share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The deferred sales charges and account maintenance fees that are imposed on Class B and

Class C shares, as well as the account maintenance fees that are imposed on the Class D shares, will be imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege".

    Investors should understand that the purpose and function of the initial sales charges with respect to the Class A and Class D shares are the same as those of the deferred sales charges with respect to the Class B and Class C shares in that the sales charges applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

    The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select Pricing/SM/ System, followed by a more detailed description of each class and a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select Pricing System that the investor believes is most beneficial under his or her particular circumstances. More detailed information as to each class of shares is set forth under "Purchase of Shares".

                                                    Account
                                                  Maintenance      Distribution        Conversion
    Class               Sales Charge(1)               Fee              Fee              Feature
    -----            ---------------------        -----------      ------------        ----------
      A      Maximum 5.25% initial sales               No               No                 No
             charge/(2)//(3)/
      B      CDSC for periods of up to 4 years,      0.25%            0.75%       B Shares convert to
             at a rate of 4%                                                            D shares
             during the first year, decreasing                                    automatically after
             1% annually to                                                       approximately eight
             0.0%                                                                      years/(4)/
      C      1% CDSC for one year                    0.25%            0.75%                No
      D      Maximum 5.25% initial sales             0.25%              No                 No
             charge/(3)/


__________________________
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. Contingent deferred sales charges ("CDSCs") are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.
(2) Offered only to eligible investors. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares -- Eligible Class A Investors".
(3) Reduced for purchases of $25,000 or more. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but instead may be subject to a CDSC if redeemed within one year. See "Class A" and "Class D" below.
(4) The conversion period for dividend reinvestment shares and certain retirement plans will be modified.

Class A: Class A shares incur an initial sales charge when they are purchased and bear no ongoing distribution or account maintenance fees. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors that currently own Class A shares of the Fund in a shareholder account are entitled to purchase additional Class A shares of the Fund in that account. Other eligible investors include certain retirement plans and participants in certain investment programs. In addition, Class A shares of the Fund will be offered to Merrill Lynch & Co., Inc. ("ML & Co.") and its subsidiaries (the term "subsidiaries", when used herein with respect to ML & Co., includes the Manager, FAM and certain other entities directly or indirectly wholly-owned and controlled by ML & Co.) and to their directors and employees and to members of the Boards of MLAM-advised mutual funds. The maximum initial sales charge is 5.25%, which is reduced for purchases of $25,000 and over and waived for purchases by certain retirement plans in connection with certain investment programs. Purchases of $1,000,000 or more may not be subject to an initial sales charge but instead may be subject to a CDSC if the shares are redeemed within one year after purchase. Sales charges also are reduced under a right of accumulation which takes into account the investor's holdings of all classes of all MLAM-advised mutual funds. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares".

Class B: Class B shares do not incur a sales charge when they are purchased, but they are subject to an ongoing account maintenance fee of 0.25% of the Fund's average net assets attributable to Class B shares, and an ongoing distribution fee of 0.75%, and a CDSC if they are redeemed within four years of purchase. Approximately eight years after issuance, Class B shares will convert automatically into Class D shares of the Fund, which are subject to the same account maintenance fee of 0.25% but no distribution fee; Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately 10 years. If Class
             B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, as will the Class D account maintenance fee of the acquired fund upon the conversion and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired. Automatic conversion of Class B shares into Class D shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the Conversion Date (as defined below), without the imposition of any sales load, fee or other charge.
             Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes. Shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The conversion period for dividend reinvestment shares and for certain retirement plans will be modified as described under "Purchase of Shares -- Deferred Sales
             Charge Alternatives--Class B and Class C Shares--Conversion of Class B Shares to Class D Shares".

Class C: Class C shares do not incur a sales charge when they are purchased, but they are subject to an ongoing account maintenance fee of 0.25% of the Funds average net assets attributable to Class C shares and an ongoing distribution fee of 0.75%. Class C shares also are subject to a CDSC if they are redeemed within one year of purchase. Although Class C shares are subject to a 1.0% CDSC for only one year (as compared to four years for Class
             B), Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares will be subject to distribution fees that will be imposed on Class C shares for an indefinite period subject to annual approval by the Fund's Board of Directors and regulatory limitations.

Class D: Class D shares incur an initial sales charge when they are purchased and are subject to an ongoing account maintenance fee of 0.25% of average net assets attributable to Class D shares. Class D shares are not subject to an ongoing distribution fee or any CDSC when they are redeemed. The schedule of initial sales charges and reductions for the Class D shares is the same as the schedule for Class A shares. Class D shares also will be issued upon conversion of Class B shares as described above under "Class B". See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares".

    The following is a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select Pricing/SM/ System that the investor believes is most beneficial under his or her particular circumstances.

    Initial Sales Charge Alternatives. Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may decide to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charge and, in the case of Class D shares, the account maintenance fee. Although some investors that previously purchased Class A shares may no longer be eligible to purchase Class A shares of other MLAM-advised mutual funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation which may qualify the investor for reduced initial sales charges on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.

    Deferred Sales Charge Alternatives. Because no initial sales charges are deducted at the time of purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors who do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class D shares of the Fund after a conversion period of approximately eight years, and thereafter investors will be subject to lower ongoing fees.

    Certain investors may elect to purchase Class B shares if they determine it to be most advantageous to have all their funds invested initially and intend to hold their shares for an extended period of time. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSC period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class D shares. Although Class C shareholders are subject to the same CDSC period and rate as Class B shareholders, Class C shares have no conversion feature and therefore are subject to account maintenance and distribution fees for an indefinite period of time. In addition, while both Class B and Class C distribution fees are subject to the limitations on asset-based sales charges imposed by the NASD, the Class B distribution fees are further limited under a voluntary waiver of asset-based sales charges. See "Purchase of Shares--Limitations on the Payment of Deferred Sales Charges".

    The Directors of the Fund have determined that currently no conflict of interest exists between the Class A, Class B, Class C and Class D shares.
On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the Investment Company Act of 1940 and state laws, will seek to assume that no such conflict arises.

                   RISK FACTORS AND SPECIAL CONSIDERATIONS

GENERAL

    Because a substantial portion of the Fund's assets may be invested in securities of non-U.S. issuers, an investor in the Fund should be aware of certain risk factors and special considerations relating to international investing, each of which may involve risks which are not typically associated with investments in securities of U.S. issuers. Consequently, the Fund should be considered as a means of diversifying an investment portfolio and not in itself a balanced investment program.

INVESTING ON AN INTERNATIONAL BASIS

    Specific Risks. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Fund invests heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets.

    As a result, the Manager may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Manager, have had no or limited prior experience.

    Public Information. Many of the securities held by the Fund will not be registered with the Commission, nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly available information about a foreign issuer than about a U.S.
issuer and such foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. issuers. As a result, traditional investment measurements, such as price/ earnings ratios, as used in the United States, may not be applicable to certain smaller, emerging foreign capital markets. Foreign issuers, and issuers in smaller, emerging capital markets in particular, generally are not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic issuers.

    Trading Volume, Clearance and Settlement. Foreign financial markets, while often growing in trading volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller, emerging capital markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

    Government Supervision and Regulation. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

    Depositary Receipts. The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts
("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers and there not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above.

    Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons in a company to only a specific class of securities which may have less advantageous terms than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

    A number of countries, such as Chile, Brazil, South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Fund may invest up to 10% of its total assets in securities of closed-end investment companies, not more than 5% of which may be invested in any one such company. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets.
Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values.
If the Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including investment advisory fees) and, indirectly, the expenses of such closed-end
investment companies.   The Fund also may seek, at its own cost, to create
its own investment entities under the laws of certain countries.

    In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The Investment Company Act limits the Fund's ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities", as defined by the rules thereunder. These provisions may also restrict the fund's investments in certain foreign banks and other financial institutions.

    Foreign Sub-custodians and Securities Depositories. Rules adopted under the Investment Company Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or which may result in the Fund's incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

NO RATING CRITERIA FOR DEBT SECURITIES

    The Fund has not established any rating criteria for the debt securities in which it may invest and such securities may not be rated at all for creditworthiness. Securities rated in the medium to low rating categories of nationally recognized statistical rating organizations, such as Standard
& Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), and unrated securities of comparable quality (such lower rated and unrated securities are referred to herein as "high yield/high risk securities" or "junk bonds") are speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. See Appendix to the Statement of Additional Information "Ratings of Debt Securities and Preferred Stock". These securities commonly are referred to as "junk bonds." In purchasing such securities, the Fund will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Manager will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund will not invest in debt securities which are in default at the time of investment.

    The market values of high yield/high risk securities, or "junk bonds", tend to reflect individual issuer developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of high yield/high risk securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield/high risk securities may be more likely to experience financial stress especially if such issuers are highly leveraged. During such periods, service of debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

    High yield/high risk securities may have call or redemption features which would permit an issuer to repurchase the securities from the Fund.
If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called securities with lower yielding securities, thus decreasing the new investment income to the Fund and dividends to shareholders.

    The Fund may have difficulty disposing of certain high yield/high risk securities, or "junk bonds", because there may be a thin trading market for such securities. To the extent that a secondary trading market for high yield/high risk securities does exist, it generally is not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain high yield/high risk securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations generally are available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. The Fund's Directors, or the Manager will consider carefully the factors affecting the market for high yield/high risk, lower rated securities in determining whether any particular security is liquid or illiquid and whether current market quotations readily are available.

    Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield/high risk securities, particularly in a thinly traded market.
Factors adversely affecting the market value of high yield/high risk securities are likely to affect adversely the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligations.

BORROWING

    The Fund may borrow up to 33-1/3% of its total assets, taken at market value, but only from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions (so as not to force the Fund to liquidate securities at a disadvantageous time) or to settle securities transactions. The Fund will not purchase securities at any time when borrowings exceed 5% of its total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund's exposure to capital risk, and borrowed funds are subject to interest costs which will reduce net income.

DERIVATIVE INVESTMENTS

    In order to seek to hedge various portfolio positions or to enhance its return, the Fund may invest in certain instruments which may be characterized as derivatives. These investments include various types of options transactions, futures and options thereon and currency transactions. Such investments also may consist of swap agreements and indexed securities, including inverse securities. The Fund has express limitations on the percentage of its assets that may be committed to certain of such investments. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases require limitations as to the type of permissible counterparty to the transaction. Swap agreements entail the risk that a counterparty will default on its payment obligations to the Fund thereunder. Investments in indexed securities, including inverse securities, subject the Fund to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Options transactions involve the potential loss of the opportunity to profit from any price increase in the underlying security above the option exercise price or the potential loss of the premium paid for an option. Similarly, utilization of futures and options thereon and currency transactions involves the risk of imperfect correlation in movements in the price of futures, options or currency hedge and movements in the price of the securities or currency which are the subject of the hedge. For a further discussion of the risks associated with these investments, see "Investment Objective and Policies--Description of Certain Investments-Swap Agreements" on page 16,"-Indexed and Inverse Securities" on page 17, "Other Investment Policies and Practices--Portfolio Strategies Involving Futures, Options and Forward Foreign Exchange Transactions" on page 17 and the Appendix to this Prospectus, "Futures, Options and Forward Foreign Exchange Transactions" on page 41.

ILLIQUID SECURITIES

    The Fund may invest up to 15% of its total assets in securities that lack an established secondary trading market or otherwise are considered illiquid. (However, under the law of certain states, the Fund presently is limited with respect to such investments to 10% of its total assets.)
Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than a comparable more liquid security. Investment of the Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute in situations in which the Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments. Further, issuers whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded. Illiquid sovereign debt securities and corporate fixed income and equity securities may trade at a discount from comparable, more liquid investments. In making investments in such securities, the Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities. In addition, the Fund may invest in privately placed securities which may or may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. See "Investment Objective and Policies Description of Certain Investments--Illiquid Securities" on page 16.

WITHHOLDING AND OTHER TAXES

    Income and capital gains on securities held by the Fund may be subject to withholding and other taxes imposed by certain jurisdictions, which would reduce the return to the Fund on those securities. The Fund intends, unless ineligible, to elect to "pass-through" to the Fund's shareholders, as a deduction or credit, the amount of foreign taxes paid by the Fund. The taxes passed through to shareholders will be included in each shareholder's income. Certain shareholders, including non-U.S. shareholders, will not be entitled to the benefit of a deduction or credit with respect to foreign taxes paid by the Fund. Non-U.S. shareholders may nevertheless be subject to withholding tax on the foreign taxes included in their income. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit, or be eligible to be passed through to shareholders.

NON-DIVERSIFICATION

    The Fund is classified as a non-diversified investment company under the Investment Company Act, which means that the Fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk of loss with respect to its portfolio securities. The Fund, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Additional Information Taxes" on page 36 and "Investment Restrictions" on page 21.

FEES AND EXPENSES

    The management fee (at the annual rate of ____% of the Fund's average daily net assets) and other operating expenses of the Fund may be higher than the management fees and operating expenses of other mutual funds managed by the Manager and other investment advisers or of investment companies investing exclusively in the securities of U.S. issuers. The management fees and operating expenses, however, are believed by the Manager to be comparable to expenses of other open-end management investment companies that invest on a global basis with investment objectives similar to the investment objective of the Fund.

                      INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of issuers located in various foreign countries and the United States that the Manager believes represent investment value. This investment objective is a fundamental policy of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. There can be no assurance that the Fund's investment objective will be achieved.

    The premise of the Fund's investment policy is that securities may be more likely to have investment value during those periods when their market prices are depressed. This premise is often referred to as "contrarian" because it searches for investment opportunities among securities that may be viewed unfavorably by investors generally.

    The Manager believes that the pricing mechanisms of the international securities markets lack total efficiency and have a tendency to inflate prices of securities in favorable market climates and depress prices in unfavorable climates. Depressed market prices result when companies, industries, currencies, or international securities markets are "out of favor" because of widely-held negative investment expectations. As a result, disfavored securities may be less susceptible to price volatility caused by unanticipated adverse events, but they may especially benefit from advantageous events when they are selling at prices below their inherent value.

    Investors often try to calculate the inherent value of equity securities by reference to a number of different measurements, including present or anticipated book value, cash flow, earnings and yield, and such financial ratios as price/earnings, price/sales, price/research and development expenditures, price/capital expenditures, and enterprise value/earnings before interest, taxes, depreciation and amortization (EBITDA). The Manager will seek to identify securities whose market prices are low when compared to such valuation measurements, and therefore represent investment value.

    The Fund will emphasize investments in equity securities, primarily common stock, and, to a lesser extent, securities convertible into common stock, preferred stock, rights to subscribe for common stock and other investments the return on which is determined by the performance of a common stock or a basket or index of common stocks. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries that the Manager believes represent investment value.

    Although the Fund currently expects to frequently hold no high yield/high risk securities or "junk bonds", it may invest up to 35% of its total assets in high yield/high risk securities or "junk bonds" when the Manager believes that such securities may experience a return comparable to equity investments. The Fund has established no rating criteria for the high yield/high risk securities in which it may invest, and such securities may not be rated at all for creditworthiness. See "Risk Factors and Special Considerations--No Rating Criteria for Debt Securities".

    The Fund is authorized to hedge various market and currency risk. See "Other Investment Policies and Practices--Portfolio Strategies Involving Futures, Options and Forward Foreign Exchange Transactions" below. The Manager currently expects to frequently hedge all or a portion of the investment exposure to those foreign currencies that are traded in highly liquid and efficient markets, such as the Japanese yen and the British pound sterling. The Fund may not have any opportunity to cost-effectively hedge its exposure to the currencies of relatively smaller economies, such as many Latin America and Southeast Asia currencies.

DESCRIPTION OF CERTAIN INVESTMENTS

    Temporary Investments. The Fund reserves the right, as a temporary defensive measure, to hold in excess of 35% of its total assets in cash or cash equivalents in U.S. dollars or foreign currencies and short-term securities including money market securities denominated in U.S.
dollars or foreign currencies ("Temporary Investments"). Under certain adverse investment conditions, the Fund may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in Temporary Investments. Investments made for defensive purposes will be maintained only during periods in which the Manager determines that economic or financial conditions are adverse for holding or being fully invested in equity securities. A portion of the Fund normally would be held in Temporary Investments in anticipation of investment in equity securities or to provide for possible redemptions.

    Depositary Receipts. The Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. GDRs are receipts issued throughout the world which evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

    Warrants. The Fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

    Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (i) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (ii) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

    Illiquid Securities. The Fund may invest up to 15% of its total assets in securities that lack an established secondary trading market or otherwise are considered illiquid. (However, under the laws of certain states, the Fund presently is limited with respect to such investments to 10% of its total assets.) The Fund may invest in securities of issuers that are sold in private placement transactions between the issuers and their purchasers and that are neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities will be subject to contractual or legal restrictions on transfer. As a result of the absence of a public trading market, privately placed securities in turn may be less liquid or illiquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.
In making investments in such securities, the Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.

    The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under that Act. The Board of Directors has determined to treat as liquid Rule 144A securities which are freely tradeable in their primary markets offshore. The Board of Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations.

    Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

    Swap Agreements. The Fund is authorized to enter into equity swap agreements, which are generally contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. For example, swap agreements may be used to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. The swap agreement will be structured to provide for early termination in the event, for example, that the Fund desires to lock in appreciation.

    Swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. The Fund will seek to lessen the risk to some extent by entering into a transaction only with financial institutions which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund, however, will deposit in a segregated account with its custodian high quality liquid fixed income instruments or cash or cash equivalents or other assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement. The Fund will enter into a swap transaction only if, immediately following the time the Fund enters into the transaction, the aggregate notional principal amount of swap transactions to which the Fund is a party would not exceed 5% of the Fund's total assets.

    Indexed and Inverse Securities. The Fund may invest in securities whose potential return is based on the change in particular measurements of value or rate (an "index"). As an illustration, the Fund may invest in a security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. Interest and principal payable on a security also may be based on relative changes among particular indices. In addition, the Fund may invest in securities whose potential investment return is inversely based on the change in particular indices. For example, the Fund may invest in securities that pay a higher rate of interest and principal when a particular index decreases and pay a lower rate of interest and principal when the value of the index increases. To the extent that the Fund invests in such types of securities, it will be subject to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Examples of such types of securities are indexed or inverse securities issued with respect to a stock market index in a particular country.

    Certain indexed securities, including certain inverse securities, may have the effect of providing a degree of investment leverage because they may increase or decrease in value at a rate that is a multiple of the changes in applicable indices. As a result, the market value of such securities generally will be more volatile than the market values of fixed-rate securities. Management of the Fund believes that indexed securities, including inverse securities, represent flexible portfolio management instruments that may allow the Fund to seek potential investment rewards, hedge other portfolio positions, or vary the degree of portfolio leverage relatively efficiently under different market conditions.

    Investment in Other Investment Companies. The Fund may invest in other investment companies whose investment objectives and policies are consistent with those of the Fund. In accordance with the Investment Company Act, the Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act the Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund's total assets may be invested in the securities of any investment company. If the Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees).

OTHER INVESTMENT POLICIES AND PRACTICES

    Portfolio Strategies Involving Futures, Options and Forward Foreign Exchange Transactions. The Fund is authorized to engage in various portfolio strategies to hedge its portfolio against adverse movements in the equity, debt and currency markets.

    The Fund has authority to write (i.e., sell) covered put and call options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures, and related options on such futures. The Fund also may engage in forward foreign exchange transactions and enter into foreign currency futures and options, and related options on such futures. Although certain risks are involved in futures and options transactions, the Manager believes that, because the Fund will engage in such transactions only for hedging (including anticipatory hedging) purposes, the futures, options and currency portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of futures, options and currency transactions. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of its shares, the net asset value of Fund shares will fluctuate. Reference is made to the Appendix of this Prospectus and the Statement of Additional Information for further information concerning these strategies.

    There can be no assurance that the Fund's hedging transactions will be effective. Suitable hedging instruments may not be available with respect to securities of certain foreign issuers on a timely basis and on acceptable terms. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily engage in hedging transactions when movements in the equity, debt or currency markets occur.

    Portfolio Transactions. Subject to policies established by the Board of Directors of the Fund, the Manager is primarily responsible for the execution of the Fund's portfolio transactions. Since portfolio transactions may be effected on foreign securities exchanges, the Fund may incur settlement delays on certain of such exchanges. See "Risk Factors and Special Considerations". In executing portfolio transactions, the Manager seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Manager generally seeks reasonably competitive fees, commissions or spreads, the Fund does not necessarily pay the lowest fee, commission or spread available. The Fund may invest in certain securities traded in the over-the-counter ("OTC") market and, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Securities firms may receive brokerage commissions on certain portfolio transactions, including futures, options and options on futures transactions and the purchase and sale of underlying securities upon exercise of options. The Fund has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Subject to obtaining the best price and execution, securities firms which provide supplemental investment research to the Manager, including Merrill Lynch, may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

    Under the Investment Company Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons, including Merrill Lynch, are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Affiliated persons of the Fund, and affiliated persons of such affiliated persons, may serve as the Fund's broker in transactions conducted on an exchange and in OTC transactions conducted on an agency basis and may receive brokerage commissions from the Fund. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member except pursuant to procedures approved by the Board of Directors of the Fund which comply with rules adopted by the Commission. To the extent Merrill Lynch is active in distributions of securities of issuers in certain foreign countries, the Fund may be disadvantaged in that it may not purchase securities in such distributions. In addition, consistent with the Rules of Fair Practice of the NASD, the Fund may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund. It is expected that the majority of the shares of the Fund will be sold by Merrill Lynch. Costs associated with transactions in foreign securities are generally higher than in the U.S., although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions.

    The Fund anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the United States. See "Risk Factors and Special Considerations."

    The Fund's ability and decisions to purchase and sell portfolio securities may be affected by foreign laws and regulations relating to the convertibility and repatriation of assets.

    Lending of Portfolio Securities. The Fund, from time to time, may lend securities from its portfolio, with a value not exceeding 33-1/3% of its total assets, to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. This limitation is a fundamental policy, and it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. During the period of such a loan, the Fund typically receives the income on both the loaned securities and the collateral and thereby increases its yield. In certain circumstances, the Fund may receive a flat fee. Such loans are terminable at any time, and the borrower, after notice, will be required to return borrowed securities within five business days. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

    Portfolio Turnover. Generally, the Fund does not purchase securities for short-term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, appear advisable to the Manager in light of a change in circumstances in general market, economic or financial conditions.
As a result of its investment policies, the Fund may engage in a substantial number of portfolio transactions. Accordingly, while the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund.

    When-Issued Securities and Forward Commitment Transactions. The Fund may purchase or sell securities which it is entitled to receive on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. Although the Fund has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

    There can be no assurance that a security purchased on a when-issued basis or purchased or sold for delayed delivery will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. The Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

    Standby Commitment Agreements. The Fund, from time to time, may enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a fixed income security or a stated number of shares of equity securities which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.50% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and presently will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its total assets taken at the time of acquisition of such a commitment. The Fund at all times will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying a commitment.

    There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

    The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

    Repurchase Agreements and Purchase and Sale Contracts. The Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities, or an affiliate thereof. Purchase and sale contracts may be entered into only with financial institutions which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Under such agreements, the other party agrees, upon entering into the contract with the Fund, to repurchase the security at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In the case of repurchase agreements, the price at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, the

Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund would be dependent upon intervening fluctuations of the market values of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. Repurchase agreements and purchase and sale contracts maturing in more than seven days are deemed to be illiquid by the Commission and are therefore subject to the Fund's investment restriction limiting investments in securities that are not readily marketable to 15% of the Fund's total assets. (However, under the law of certain states, the Fund presently is limited with respect to such investments to 10% of its total assets.) See "Investment Restrictions" below.

                           INVESTMENT RESTRICTIONS

    The Fund's investment activities are subject to further restrictions that are described in the Statement of Additional Information. Investment restrictions and policies which are fundamental policies may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company
Act means the lesser of (a) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares). Among its fundamental policies, the Fund may not invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities). Investment restrictions and policies that are non-fundamental policies may be changed by the Board of Directors without shareholder approval. As a non-fundamental policy, the Fund may not borrow money or pledge its assets, except that the Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33-1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowings, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. (However, at the present time, applicable law prohibits the Fund from purchasing securities on margin.) (The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin.) The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund's exposure to capital risk, and borrowed funds are subject to interest costs which will reduce net income.

    As a non-fundamental policy, the Fund will not invest in securities which cannot readily be resold because of legal or contractual restrictions or which are not otherwise readily marketable, including repurchase agreements and purchase and sale contracts maturing in more than seven days, if, regarding all such securities, more than 15% of its total assets (or 10% of its total assets as presently required by certain state laws) taken at market value would be invested in such securities. Notwithstanding the foregoing, the Fund may purchase without regard to this limitation securities that are not registered under the Securities Act, but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Fund's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities which are freely tradeable in their primary market outside of the United States should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

NON-DIVERSIFIED STATUS

    The Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that the Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. The Fund's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. See "Additional Information Taxes". To qualify, the Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. A fund which elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

    For purposes of the diversification requirements set forth above with respect to regulated investment companies, and to the extent required by the Commission, the Fund, as non-fundamental policy, will consider securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

                            MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

    The Board of Directors of the Fund consists of six individuals, five of whom are not "interested persons", as defined in the Investment Company Act, of the Fund. The Board of Directors of the Fund is responsible for the overall supervision of the operations of the Fund and performs the various duties imposed on the directors of investment companies under Maryland law and the Investment Company Act.

    The Directors of the Fund are:

    ARTHUR ZEIKEL (1)(2) -- President of the Manager and FAM; President and Director of Princeton Services, Inc. ("Princeton Services"); Executive Vice President of ML & Co.; Director of the Distributor.


(OTHER DIRECTORS TO BE PROVIDED BY AMENDMENT)

__________________
(1) Interested person, as defined in the Investment Company Act, of the Fund.
(2) Such Director is a director of one or more other investment companies for which the Manager or FAM acts as investment adviser or manager.

MANAGEMENT AND ADVISORY ARRANGEMENTS

    MLAM acts as the manager of the Fund and provides the Fund with management and investment advisory services. The Manager is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch. The Manager, or an affiliate of the Manager, FAM, acts as the investment adviser to more than 130 other registered investment companies and provides investment advisory services to individual and institutional accounts. As of January 31, 1996, the Manager and FAM had a total of approximately $202.8 billion in investment company and other portfolio assets under management, including accounts of certain affiliates of the Manager. The principal business address of the Manager is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

    The Fund has entered into a management agreement (the "Management Agreement") with the Manager. As described in the Management Agreement, the Manager will receive for its services to the Fund monthly compensation at the annual rate of _______% of the average daily net assets of the Fund.
The Management Agreement provides that, subject to the direction of the Board of Directors of the Fund, the Manager will be responsible for the actual management of the Fund's portfolio and will constantly review the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security will rest with the Manager, subject to review by the Board of Directors. The Manager will provide the portfolio managers for the Fund, who consider analyses from various sources (including brokerage firms with which the Fund does business), make the necessary investment decisions and place orders for transactions accordingly. The Manager also will be obligated to perform certain administrative and management services for the Fund and is obligated to provide all of the office space, facilities, equipment and personnel necessary to perform its duties under the Management Agreement.

    The Fund pays certain expenses incurred in its operations, including, among other things, the management fees; legal and audit fees; unaffiliated Directors' fees and expenses; registration fees; custodian and transfer agency fees; accounting and pricing costs; and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Also, accounting services will be provided to the Fund by the Manager, and the Fund will reimburse the Manager for its costs in connection with such services on a semi-annual basis.

    _________________ is the Portfolio Manager for the Fund.  _________________
has been a portfolio manager of the Manager and FAM since _______. _________________ is responsible for day-to-day management for the Fund.
________________  has been employed by the Manager since _______.

CODE OF ETHICS

    The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act which incorporates the Code of Ethics of the Manager (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

    The Codes require that all employees of the Manager preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

TRANSFER AGENCY SERVICES

    Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent"), which is a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives an annual fee of $11.00 per Class A or Class D shareholder account, $14.00 per Class B or Class C shareholder account and nominal miscellaneous fees (e.g., account closing fees), and the Transfer Agent is entitled to reimbursement for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement.

                              PURCHASE OF SHARES

SUBSCRIPTION OFFERING

    The Distributor, a subsidiary of the Manager and an affiliate of both FAM and Merrill Lynch, will act as the distributor of the shares of the Fund.

    The Distributor, Merrill Lynch and other securities dealers which have entered into selected dealer agreements with the Distributor will solicit subscriptions for shares of the Fund during a period expected to end on __________, 1996. The subscription period may be extended upon agreement between the Fund and the Distributor. On the third business day after the conclusion of the subscription period, the subscriptions will be payable, the Class A, Class B, Class C and Class D shares will be issued and the Fund will commence operations. The subscription offering may be terminated by the Fund or the Distributor at any time, in which event no Class A, Class B, Class C or Class D shares will be issued (and, therefore, the Fund will not commence operations and no amounts will be payable by subscribers, and no sales charges will be assessed) or a limited number of shares will be issued.

    The public offering price of the Class A and Class D shares during the subscription offering is set forth in the table below:


                                                                     Subscription Period
                                                        ---------------------------------------------
                                                                                Securities Dealers'
                                                            Sales Charge             Concession
                                                        --------------------    ---------------------
                                                                 Percentage*              Percentage*
                                                                      of                      of
                                              Public                Public                  Public
                                             Offering   Dollar     Offering     Dollar     Offering
                                              Price     Amount      Price       Amount       Price
                                             --------   ------   -----------    ------    -----------

Less than $25,000 . . . . . . . . . . . . .   $10.554    $.554       5.25%        $.554        5.25%
$25,000 but less than $50,000 . . . . . . .    10.499     .499       4.75          .499        4.75
$50,000 but less than $100,000  . . . . . .    10.417     .417       4.00          .417        4.00
$100,000 but less than $250,000 . . . . . .    10.309     .309       3.00          .309        3.00
$250,000 but less than $1,000,000 . . . . .    10.204     .204       2.00          .204        2.00
$1,000,000 and over** . . . . . . . . . . .    10.000     .000       0.00          .000        0.00


_______________
*   Rounded to the nearest one-hundredth percent.
** The initial sales charge may be waived on Class A and Class D purchases of $1,000,000 or more. If the sales charge is waived, such purchases will be subject to a CDSC of 1.0% if the shares are redeemed within one year after purchase. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class A or Class D shares by certain 401(k) plans.

    The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

    The proceeds per share to the Fund from the sale of all Class A and Class D shares sold during the subscription period will be $10.00.

    The public offering price of the Class B and Class C shares during the subscription offering will be $10.00 per share. However, the Class B and Class C shares may be subject to the CDSCs described below under "Deferred Sales Charge Alternatives--Class B and Class C Shares" if redeemed within four years of purchase, in the case of Class B shares, or one year of purchase, in the case of Class C shares, and are subject to ongoing account maintenance and distribution fees as described below.

    The minimum initial purchase for Class A, Class B, Class C or Class D shares during the subscription period is $1,000, except for retirement plans, where the minimum initial purchase is $100.

CONTINUOUS OFFERING

    Commencing immediately after completion of the subscription offering, shares of the Fund will be offered continuously for sale by the Distributor and other eligible securities dealers (including Merrill Lynch). During the continuous offering, shares of the Fund may be purchased from securities
dealers or by mailing a purchase order directly to the Transfer Agent.   The
minimum initial purchase during the continuous offering is $1,000. The minimum subsequent purchase is $50, except for retirement plans, where the minimum initial purchase is $100 and the minimum subsequent purchase is $1.

    The Fund will offer its shares in four classes during the continuous offering at a public offering price equal to the next determined net asset value per share plus sales charges imposed either at the time of purchase or on a deferred basis depending upon the class of shares selected by the investor under the Merrill Lynch Select Pricing/SM/ System, as described below. The applicable offering price for purchase orders is based upon the net asset value of the Fund next determined after receipt of the purchase orders by the Distributor. As to purchase orders received by securities dealers prior to the close of business on the New York Stock Exchange (generally, 4:00 P.M., New York time), which includes orders received after the determination of net asset value on the previous day, the applicable offering price will be based on the net asset value, as of 15 minutes after the close of business on the New York Stock Exchange on the day the order is placed with the Distributor, provided the orders are received by the Distributor prior to 30 minutes after the close of business on the New York Stock Exchange, on that day. If the purchase orders are not received prior to 30 minutes after the close of business on the New York Stock Exchange such orders shall be deemed received on the next business day. The Fund or the Distributor may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Distributor or the Fund. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $4.85) to confirm a sale of shares to such customers. Purchases directly through the Transfer Agent are not subject to the processing fee.
                          __________________________

    The Fund issues four classes of shares under the Merrill Lynch Select Pricing/SM/ System, which permits each investor to choose the method of purchasing shares that he or she believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives and shares of Class
B and Class C are sold to investors choosing the deferred sales charge alternatives. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to a CDSC and ongoing distribution fees. A discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select Pricing/SM/ System is set forth under "Merrill Lynch Select Pricing/SM/
System" on page ___.

    Each Class A, Class B, Class C and Class D share of the Fund represents identical interests in the investment portfolio of the Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance and distribution fees, and Class
B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The deferred sales charges and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, will be imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid. See "Distribution Plans" below. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege".

    Investors should understand that the purpose and function of the initial sales charges with respect to Class A and Class D shares are the same as those of the deferred sales charges with respect to Class B and Class C shares in that the sales charges applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. Investors are advised that only Class A and Class D shares may be available for purchase through securities dealers, other than Merrill Lynch, which are eligible to sell shares.

     The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select Pricing/SM/ System, followed by a more detailed description of each class.


                                                    Account
                                                  Maintenance      Distribution        Conversion
    Class               Sales Charge/(1)/             Fee              Fee              Feature
    -----               -----------------         -----------      ------------        ----------

      A      Maximum 5.25% initial sales               No               No                 No
             charge/(2)//(3)/
      B      CDSC for a period of 4 years, at a      0.25%            0.75%       B Shares convert to
             rate of 4.0% during the first                                              D shares
             year, decreasing 1.0% annually                                        automatically after
             to 0.0%                                                               approximately eight
                                                                                         years/(4)/
      C      1.0% CDSC for one year                  0.25%            0.75%                No
      D      Maximum 5.25% initial sales
             charge/(3)/                             0.25%              No                 No


__________________________
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.
(2) Offered only to eligible investors. See "Initial Sales Charge Alternatives--Class A and Class D Shares--Eligible Class A Investors".
(3) Reduced for purchases of $25,000 or more. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but instead may be subject to a CDSC if redeemed within one year after purchase.
(4) The conversion period for dividend reinvestment shares and certain retirement plans is modified. Also, Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made have a ten year conversion period. If Class B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

INITIAL SALES CHARGE ALTERNATIVES--CLASS A AND CLASS D SHARES

    Investors choosing the initial sales charge alternatives who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares.

     The public offering price of Class A and Class D shares for purchasers choosing the initial sales charge alternatives is the next determined net asset value plus varying sales charges (i.e., sales loads), as set forth below.

                                                                                        Discount to
                                                                    Sales Charge as      Selected
                                                 Sales Charge as     Percentage/*/        Dealers
                                                  Percentage of       of the Net       As Percentage
                                                   the Offering         Amount            of the
               Amount of Purchase                      Price           Invested       Offering Price
               ------------------                ---------------    ---------------   --------------

Less than $25,000 . . . . . . . . . . . . . . .         5.25%             5.54%             5.00%
$25,000 but less than $50,000 . . . . . . . . .         4.75              4.99              4.50
$50,000 but less than $100,000  . . . . . . . .         4.00              4.17              3.75
$100,000 but less than $250,000 . . . . . . . .         3.00              3.09              2.75
$250,000 but less than $1,000,000 . . . . . . .         2.00              2.04              1.60
$1,000,000 and over/**/   . . . . . . . . . . .         0.00              0.00              0.00

-------------------------------------------------------------------------------
*   Rounded to the nearest one-hundredth percent
** The initial sales charge may be waived on Class A and Class D purchases of $1,000,000 or more, and on Class A share purchases by certain retirement plan investors in connection with certain investment programs. If the sales charge is waived in connection with a purchase of $1,000,000 or more, such purchases will be subject to a CDSC of 1.0% if the shares are redeemed within one year after purchase. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class A or Class D shares by certain 401(k) plans.

    The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times, the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

    Eligible Class A Investors. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors that currently own Class A shares of the Fund in a shareholder account (, including participants in the Merrill Lynch Blueprint/SM/ program,) are entitled to purchase additional Class A shares of the Fund in that account. Certain employer sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet the required minimum number of eligible employees or required amount of assets advised by the Manager or any of its affiliates. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in MLAM-advised mutual funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMA/SM/ Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services and certain purchases made in connection with the Merrill Lynch Mutual Fund Adviser ("MFA") program. In addition, Class A shares will be offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised mutual funds, including the Fund. Certain persons who acquired shares of certain MLAM-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of the Fund also may purchase Class A shares of the Fund if certain conditions set forth in the Statement of Additional Information are met. In addition, Class A shares of the Fund and certain other MLAM-advised mutual funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by Merrill Lynch Senior Floating Rate Fund, Inc. in shares of such funds.

    Reduced Initial Sales Charges. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends. Class A and Class D sales charges also may be reduced under a Right of Accumulation and a Letter of Intention.

    Class A shares are offered at net asset value to certain eligible Class A investors as set forth above under "Eligible Class A Investors".

    Class D shares are offered at net asset value to an investor who has a business relationship with a Merrill Lynch financial consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase if certain conditions set forth in the Statement of Additional Information are met. Class D shares may be offered at net asset value in connection with the acquisition of assets of other investment companies.
Class D shares also are offered at net asset value, without charge, to an investor who has a business relationship with a Merrill Lynch financial consultant and who has (i) invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated, or (ii) invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has not served as a selected dealer, if certain conditions set forth in the Statement of Additional Information are met.

    Class D shares are offered with reduced sales charges and, in certain circumstances, at net asset value, to participants in the Merrill Lynch Blueprint /SM/ Program.

    Class D shares of the Fund are offered at net asset value to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to tender offers conducted by those Funds in shares of the Fund.

    Additional information concerning these reduced initial sales charges is set forth in the Statement of Additional Information.

DEFERRED SALES CHARGE ALTERNATIVES--CLASS B AND CLASS C SHARES

    Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time after they intend to hold their assets in MLAM-advised mutual funds.

    The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. As discussed below, Class B shares are subject to a four year CDSC, while Class C shares are subject only to a one year 1.0% CDSC. On the other hand, approximately eight years after Class B shares are issued, such Class B shares, together with shares issued upon dividend reinvestment with respect to those shares, automatically are converted into Class D shares of the Fund and thereafter will be subject to lower continuing fees. See "Conversion of Class B Shares to Class D Shares" below. Class B and Class C shares are both subject to an account maintenance fee of 0.25% and a distribution fee of 0.75% of net assets attributable to such class as discussed below under "Distribution Plans".

    Class B and Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment. Merrill Lynch compensates its financial consultants for selling Class B and Class C shares at the time of purchase from its own funds. See "Distribution Plans" below.

    Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares, from the dealer's own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. Approximately eight years after issuance, Class B shares will convert automatically into Class D shares of the Fund, which are subject to the same account maintenance fee but no distribution fee.

    Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below. The proceeds from the ongoing account maintenance fee are used to compensate Merrill Lynch for providing continuing account maintenance activities. Class B shareholders of the Fund exercising the exchange privilege described under "Shareholder Services--Exchange

Privilege" will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule applying to the Class B shares acquired as a result of the exchange.

    Contingent Deferred Sales Charges--Class B Shares. Class B shares which are redeemed within four years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends.

    The following table sets forth the rates of the Class B CDSC:


                                                                     Class B CDSC as a Percentage of
                 Year Since Purchase Payment Made                    Dollar Amount Subject to Charge
                 --------------------------------                    -------------------------------
0-1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 4.00%
1-2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3.00%
2-3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2.00%
3-4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1.00%
4 and thereafter  . . . . . . . . . . . . . . . . . . . . . . . .                 None


    In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible applicable rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over four years or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the four-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.
A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as redemption.

    To provide an example, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment.
With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rates in the third year after purchase).

    The Class B CDSC is waived on redemptions of shares in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability (as defined in the Code) of a shareholder. The Class B CDSC also is waived on redemptions of shares by certain eligible 401(a) and eligible 401(k) plans and in connection with certain group plans. The CDSC also is waived for any Class B shares which are purchased by eligible 401(k) or eligible 401(a) plans which are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption. The Class B CDSC also is waived for any Class B shares which are purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by the MLAM Private Portfolio Group and held in such account at the time of redemption. Additional information concerning the waiver of the Class B CDSC is set forth in the Statement of Additional Information.

    Contingent Deferred Sales Charges---Class C Shares. Class C shares which are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends.

    In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

    The Class C CDSC is waived on redemptions of shares under the same circumstances as is the case for Class B shares described above. Additional information concerning the waiver of the Class C CDSC is set forth in the Statement of Additional Information.

    Conversion of Class B Shares to Class D Shares. After approximately eight years (the "Conversion Period"), Class B shares of the Fund will be converted automatically into Class D shares of the Fund. Class D shares are subject to ongoing account maintenance fee of 0.25% of net assets but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

    In addition, shares purchased through reinvestment of dividends on Class
B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding.

    If at a Conversion Date the conversion of Class B shares to Class D shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of the Fund held in the account on the Conversion Date will be converted to Class D shares of the Fund.

    Share certificates for Class B shares of the Fund to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event that such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares on the next scheduled Conversion Date.

    In general, Class B shares of equity MLAM-advised mutual funds will convert approximately eight years after initial purchase, and Class B shares of taxable and tax-exempt fixed income MLAM-advised mutual funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

    The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans which qualified for a waiver of the CDSC normally imposed on purchases of Class B shares ("Class B Retirement Plans"). When the first share of any MLAM-advised mutual fund purchased by a Class B Retirement Plan has been held for ten years (i.e., ten years from the date the relationship between MLAM-advised mutual funds and the Plan was established), all Class B shares of all MLAM-advised mutual funds held in that Class B Retirement Plan will be converted into Class D shares of the appropriate funds. Subsequent to such conversion, that retirement plan will be sold Class D shares of the appropriate funds at net asset value.

DISTRIBUTION PLANS

    The Fund has adopted separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes. The Class B and Class C Distribution Plans provide for the payment of account maintenance fees and distribution fees, and the Class D Distribution Plan provides for the payment of account maintenance fees.

    The Distribution Plans for Class B, Class C and Class D shares each provide that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities.

    The Distribution Plans for Class B and Class C shares each provide that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants for selling Class
B and Class C shares of the Fund. The Distribution Plans related to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charges with respect to the Class A and Class D shares of the Fund in that the deferred sales charges provide for the financing of the distribution of the Fund's Class B and Class C shares.

    The payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred, and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses will be presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotional and market expenses, corporate overhead and interest expense.
On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and CDSCs, and the expenses consist of financial consultant compensation.

    Limitations on the Payment of Deferred Sales Charges.   The maximum sales
charge rule in the Rules of Fair Practice of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC, borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges) plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor voluntarily has agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares, and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In\ certain circumstances, the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances, payments in excess of the amount payable under the NASD formula will not be made.

    The Fund has no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and Merrill Lynch in connection with Class B, Class C and Class D shares, and there is no assurance that the Directors of the Fund will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares into Class D shares as set forth under "Deferred Sales Charge Alternatives--Class B and Class C Shares--Conversion of Class B Shares to Class D Shares".


                             REDEMPTION OF SHARES

    The Fund is required to redeem for cash all shares of the Fund on receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC which may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time.

REDEMPTION

  A shareholder wishing to redeem shares may do so without charge by tendering the shares directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. The notice in either event requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on the Transfer Agent's register or on the certificate, as the case may be. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" (including, for example, Merrill Lynch branches and certain other financial institutions) as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents, such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payment will be mailed within seven days of receipt of a proper notice of redemption.

    At various times the Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as "good payment" (e.g., cash or certified check drawn on a U.S. bank) has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.

REPURCHASE

    The Fund also will repurchase shares through a shareholder's listed securities dealer. The Fund normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time) on the day received and that such request is received by the Fund from such dealer not later than on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the New York Stock Exchange in order to obtain that day's closing price.

    The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable CDSC in the case of Class B or Class C shares). Securities firms which do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $4.85) to confirm a repurchase of shares to such customers. Redemptions directly through the Transfer Agent are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by the Fund may redeem shares as set forth above.

REINSTATEMENT PRIVILEGE--CLASS A AND CLASS D SHARES

  Shareholders who have redeemed their Class A or Class D shares have a one-time privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of the Fund at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds. The reinstatement privilege is a one-time privilege and may be exercised by the Class A or Class D shareholder only the first time such shareholder makes a redemption.


                             SHAREHOLDER SERVICES

    The Fund offers a number of shareholder services and investment plans designed to facilitate investment in shares of the Fund. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various services or plans, or to change options with respect thereto, can be obtained from the Fund by calling the telephone number on the cover page hereof or from the Distributor or Merrill Lynch. Certain of these services are available only to U.S. investors. Included in the Fund's shareholder services are the following:

    Investment Account. Each shareholder whose account is maintained at the Transfer Agent has an "Investment Account" and will receive, at least quarterly, statements from the Transfer Agent. The statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of income dividends. A shareholder may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. Shareholders also may maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically without charge, at the Transfer Agent. Shareholders considering transferring their Class A or Class D shares from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class A or Class D shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent. Shareholders considering transferring a tax deferred retirement account such as an IRA from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.

    Systematic Withdrawal Plans. A Class A or Class D shareholder may elect to receive systematic withdrawal payments from his or her Investment Account in the form of payments by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis. Alternatively, Class A or Class D shareholder whose shares are held within a CMA(Registered Trademark), CBA(Registered Trademark) or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(Registered Trademark)/CBA(Registered Trademark) Systematic Redemption Program, subject to certain conditions.

    Automatic Investment Plans.  Regular additions of Class A, Class B,
Class C and Class D shares may be made to an investor's Investment Account by pre-arranged charges of $50 or more to his or her regular bank account.
The Automatic Investment Program is not available to shareholders whose shares are held in a brokerage account with Merrill Lynch other than a CMA(Registered Trademark) account. Alternatively, investors who maintain CMA(Registered Trademark) or CBA(Registered Trademark) accounts may arrange to have periodic investments made in the Fund in their CMA(Registered
Trademark) or CBA(Registered Trademark) accounts or in certain related accounts in amounts of $100 or more through the CMA(Registered Trademark)/ CBA(Registered Trademark) Automated Investment Program.

    Automatic Reinvestment of Dividends. All dividends are automatically reinvested in full and fractional shares of the Fund, without a sales charge, at the net asset value per share next determined after the close of the New York Stock Exchange on the ex-dividend date of such dividend. A shareholder, at any time, by written notification to Merrill Lynch if the shareholder's account is maintained with Merrill Lynch or by written notification or telephone call (1-800-MER-FUND) to the Transfer Agent if the shareholder's account is maintained with the Transfer Agent, may elect to have subsequent dividends paid in cash, rather than reinvested, in which event payment will be mailed on or about the payment date. No deferred sales charge will be imposed on redemptions of shares issued as a result of the automatic reinvestment of dividends.

    Exchange Privilege. Shareholders of each class of shares of the Fund have an exchange privilege with certain other MLAM-advised mutual funds. There is currently no limitation on the number of times a shareholder may exercise the exchange privilege. The exchange privilege may be modified or terminated at any time in accordance with the rules of the Commission.

    Under the Merrill Lynch Select Pricing/SM/ System, Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second MLAM-advised mutual fund if the shareholder holds any Class A shares of the second fund in his or her account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second MLAM-advised mutual fund, and the shareholder does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund.

    Exchanges of Class A and Class D shares are made on the basis of the relative net asset values per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the Class A or Class D shares being exchanged and the sales charge payable at the time of the exchange on the shares being acquired.

    Class B, Class C and Class D shares will be exchangeable with shares of the same class of other MLAM-advised mutual funds.

    Shares of the Fund which are subject to a CDSC will be exchangeable on the basis of relative net asset value per share without the payment of any CDSC that might otherwise be due upon redemption of the shares of the Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period of the newly acquired shares of the other Fund.

    Class A, Class B, Class C and Class D shares also will be exchangeable for shares of certain MLAM-advised money market funds specifically designated as available for exchange by holders of Class A, Class B, Class C or Class D shares. The period of time that Class A, Class B, Class C or Class D shares are held in a money market fund, however, will not count toward satisfaction of the holding period requirement for reduction of any CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period.

    Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the MLAM-advised mutual fund from which the exchange has been made.

   Exercise of the exchange privilege is treated as a sale for Federal income tax purposes. For further information, see "Shareholder Services --

Exchange Privilege" in the Statement of Additional Information.

    The Fund's exchange privilege is also modified with respect to purchases of Class A and Class D shares by non-retirement plan investors under the MFA program. First, the initial allocation of assets is made under the MFA program. Then, any subsequent exchange under the MFA program of Class A or Class D shares of a MLAM-advised mutual fund for Class A or Class D shares of the Fund will be made solely on the basis of the relative net asset values of the shares being exchanged. Therefore, there will not be a charge for any difference between the sales charge previously paid on the shares of the other MLAM-advised mutual fund and the sales charge payable on the shares of the Fund being acquired in the exchange under the MFA program.


                               PERFORMANCE DATA

    From time to time, the Fund may include its average annual total return for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return is computed separately for Class A, Class B, Class C and Class D shares in accordance with a formula specified by the Commission.

    Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including any CDSC that would be applicable to a complete redemption of the investment at the end of the specified period such as in the case of Class B and Class C shares and the maximum sales charge in the case of Class A and Class D shares. Dividends paid by the Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and distribution fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data of the Fund.

    The Fund also may quote total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return, and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over longer periods of time. In advertisements directed to investors whose purchases are subject to reduced sales charges in the case of Class A and Class D shares or waiver of the CDSC in the case of Class B and Class C shares (such as investors in certain retirement plans), performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the CDSC, a lower amount of expenses may be deducted. See "Purchase of Shares". The Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate the effect of such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

    Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

    On occasion, the Fund may compare its performance to the Standard &
Poor's 500 Composite Stock Price Index, the FT/S&P Actuaries World Index, the Morgan Stanley Capital International Index, the Dow Jones Industrial Average, or to performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine or other industry publications. In addition, from time to time the Fund may include the Fund's risk adjusted performance ratings assigned by Morningstar Publications, Inc. in advertising or supplemental sales literature. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.


                            ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

    It is the Fund's intention to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized long- or short-term capital gains, if any, will be distributed as dividends to the Fund's shareholders at least annually. The per share dividends on each class of shares will be reduced as a result of any account maintenance, distribution and transfer agency fees applicable to that class. See "Additional Information-- Determination of Net Asset Value". Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge.
Shareholders may elect in writing to receive any such dividends in cash.
See "Shareholder Services". Dividends are taxable to shareholders as discussed below whether they are reinvested in shares of the Fund or received in cash. From time to time, the Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year.

    Certain gains or losses attributable to foreign currency gains or losses from certain forward contracts may increase or decrease the amount of the Fund's income available for distribution to shareholders. If such losses exceed other ordinary income during a taxable year, (a) the Fund would not be able to make any ordinary income dividend distributions and (b) all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as returns of capital to shareholders, rather than as ordinary income dividends, reducing each shareholder's tax basis in his or her Fund shares for Federal income tax purposes, and resulting in a capital gain for any shareholder who received a distribution greater than the shareholder's tax basis in Fund shares (assuming that the shares were held as a capital asset). See "Additional Information--Taxes".

TAXES

    The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. If it so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to Class A, Class B, Class C and Class D shareholders (together the "shareholders"). The Fund intends to distribute substantially all of such income.

    Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in warrants, futures and options) ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

    Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends. A portion of the Fund's ordinary income dividends may be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. If the Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

    Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

    Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.
Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund.
If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate shares of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions.
A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

    Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

    The Fund may invest up to 10% of its total assets in securities of other investment companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an additional tax in the nature of interest (the "interest charge"), on a portion of the distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, under proposed regulations the Fund would be able to elect to "mark to market" at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares. Unrealized losses, however, would not be recognized. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to its distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs and its proceeds from dispositions of PFIC stock.

    Under Code Section 988, foreign currency gains or losses from certain debt instruments, from certain forward contracts, from financial futures contracts that are not "regulated futures contracts" and from unlisted options will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will generally increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary income dividend distributions, and all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares and resulting in a capital gain for any shareholder who received a distribution greater than the shareholder's tax basis in Fund shares (assuming that the shares were held as a capital asset).

    No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period for the acquired Class D shares will include the holding period for the converted Class B shares.

    If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

    A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

                       _______________________________

    The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect.
For the complete provisions, reference should be made to the pertinent
Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

    Ordinary income and capital gain dividends also may be subject to state and local taxes.

    Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

    Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

DETERMINATION OF NET ASSET VALUE

    The net asset value of the shares of all classes of the Fund is determined once daily as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 P.M. New York time), on each day during which the New York Stock Exchange is open for trading. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the management fees payable to the Manager and any account maintenance and/or distribution fees payable to the Distributor, are accrued daily. The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover, the per share net asset value of Class D shares generally will be higher than the per share net asset value of Class B and Class C shares, reflecting the daily expense accruals of the distribution and higher transfer agency fees applicable with respect to Class B and Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions which will differ by approximately the amount of the expense accrual differentials between the classes.

    Portfolio securities which are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes a call option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability subsequently is valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased by the Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, for which market quotations are readily available, are valued at market value. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Directors of the Fund.

ORGANIZATION OF THE FUND

    The Fund was incorporated under Maryland law on March 8, 1996. It has an authorized capital of 400,000,000 shares of Common Stock, par value $0.10 per share, divided into four classes, designated Class A, Class B, Class C and Class D Common Stock, each of which consists of 100,000,000 shares. Shares of Class A, Class B, Class C and Class D represent interests in the same assets of the Fund and are identical in all respects except that Class B, Class C and Class D shares bear certain expenses related to the account maintenance fee associated with such shares, and Class B and Class C shares bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to account maintenance and distribution expenditures, as applicable. See "Purchase of Shares". The Fund may issue additional classes of stock if the Board of Directors deems such issuance to be in the best interests of the Fund. Shares issued by the Fund are fully paid, non-assessable and have no preemptive or conversion rights.

    Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matters submitted to a shareholder vote. The Fund does not intend to hold an annual meeting of shareholders in any year in which the Investment Company Act does not require shareholders to elect Directors. Also, the by-laws of the Fund require that a special meeting of shareholders be held upon the written request of at least 10% of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law. The Fund will assist in shareholder communications in the manner described in
Section 16(c) of the Investment Company Act. Voting rights for Directors are not cumulative. Each share of Common Stock is entitled to participate equally in dividends declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities, except that, as noted above, the Class B, Class C and Class D shares bear certain additional expenses.

SHAREHOLDER REPORTS

    Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts, the shareholder should notify in writing:

    Merrill Lynch Financial Data Services, Inc.
    P.O. Box 45289
    Jacksonville, FL  32232-5289

    The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch and/or mutual fund account numbers. If you have any questions regarding this, please call your Merrill Lynch financial consultant or Merrill Lynch Financial Data Services, Inc.
at 1-800-637-3863.

SHAREHOLDER INQUIRIES

    Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Prospectus.

                                  APPENDIX A
          FUTURES, OPTIONS AND FORWARD FOREIGN EXCHANGE TRANSACTIONS

    The Fund is authorized to engage in various portfolio hedging strategies. These strategies are described in more detail below:

    The Fund may engage in various portfolio strategies to hedge its portfolio against investment and currency risks. These strategies include the use of options on portfolio securities, currency and stock index options and futures, options on such futures and forward foreign exchange transactions. The Fund may enter into such transactions only in connection with its hedging strategies. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund's shares will fluctuate. There can be no assurance that the Fund's hedging transactions will be effective. Furthermore, the Fund may not necessarily be engaging in hedging activities when movements in the equity markets or currency exchange rates occur. Reference is made to the Statement of Additional Information for further information concerning these strategies.

    Although certain risks are involved in futures and options transactions (as discussed below in "Risk Factors in Futures, Options and Currency Transactions"), the Manager believes that, because the Fund only will engage in these transactions for hedging purposes, the futures and options portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of futures and options transactions.
Tax requirements may limit the Fund's ability to engage in the hedging transactions and strategies discussed below. See "Additional Information Taxes".

    Set forth below are descriptions of certain hedging strategies in which the Fund is authorized to engage.

    Writing Covered Options. The Fund is authorized to write (i.e., sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options.
A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining.

    The Fund also may write put options which give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option which increases the Fund's return. The Fund writes only covered put options, which means that so long as the Fund is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities. By writing a put, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. The Fund may engage in closing transactions in order to terminate put options that it has written. The Fund will not write put options if the aggregate value of the obligations underlying the put options shall exceed 50% of the Fund's net assets.

    Purchasing Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its securities. By buying a put option the Fund has a right to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any profit on the sale in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of any offsetting sale of an identical option prior to the expiration of the option it has purchased.

    In certain circumstances, the Fund may purchase call options on securities held in its portfolio on which it has written call options or on securities which it intends to purchase. The Fund will not purchase options on securities (including stock index options discussed below) if, as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

    Stock Index Options and Futures and Financial Futures. The Fund is authorized to engage in transactions in stock index options and futures and financial futures, and related options on such futures. The Fund may purchase or write put and call options on stock indices to hedge against the risks of marketwide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index or based on a narrow index representing an industry, country or market segment.

    The Fund also may purchase and sell stock index financial futures contracts and financial futures contracts ("financial futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A financial futures contract is an agreement between two parties which obligates the purchaser of the financial futures contract to buy and the seller of a financial futures contract to sell a security for a set price on a future date. Unlike most other financial futures contracts, a stock index financial futures contract does not require actual delivery of securities but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index financial futures contracts in connection with the equity securities in which it invests and in financial futures contracts in connection with the debt securities in which it invests. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions".

    The Fund may sell financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When the Fund is not fully invested in the securities markets and anticipates a significant market advance, it may purchase futures in order to gain rapid market exposure. This technique generally will allow the Fund to gain exposure to a market in a manner which is more efficient than purchasing individual securities, and may in part or entirely offset increases in the cost of securities in such markets that the Fund ultimately purchases. As such purchases are made, an equivalent amount of financial futures contracts will be terminated by offsetting sales. The Manager does not consider purchases of financial futures contracts to be a speculative practice under these circumstances. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position is the purchase of a financial futures contract or the purchase of a call option or the writing of a put option on a future, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

    The Fund also has authority to purchase and write call and put options on financial futures contracts and stock indices in connection with its hedging (including anticipatory hedging) activities. Generally, these strategies are utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund enters into futures transactions. The Fund may purchase put options or write call options on financial futures contracts and stock indices rather than selling the underlying financial futures contract in anticipation of a decrease in the market value of its securities. Similarly, the Fund may purchase call options, or write put options on financial futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

    The Fund may engage in futures and options transactions on U.S. and foreign exchanges and in options in the over-the-counter markets
("OTC options"). Exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) which, in general, have standardized strike prices and expiration dates. OTC options transactions are two-party contracts with prices and terms negotiated by the buyer and seller. The Fund may engage in OTC options to effect the same strategies as it would through exchange-traded options. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

    Foreign Currency Hedging. The Fund has authority to deal in forward foreign exchange among currencies of the different countries in which it will invest and multinational currency units as a hedge against possible variations in the foreign exchange rates among these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) and price set at the time of the contract. The Fund's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends by the Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund has no limitation on transaction hedging. The Fund will not speculate in forward foreign exchange. If the Fund enters into a position hedging transaction, the Fund's custodian will place cash or liquid debt securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to such contracts. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level the Manager anticipates. Investors should be aware that U.S. dollar-denominated securities may not be available in some or all developing countries, that the forward currency market for the purchase of U.S. dollars in most, if not all, developing countries is not highly developed and that in certain developing countries no forward market for foreign currencies currently exists or such market may be closed to investment by the Fund.

    The Fund also is authorized to purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures, for example, as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. Dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. As an illustration, the Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a
pound sterling denominated security.   In such circumstances,  for example,
the Fund may purchase a foreign currency put option enabling it to sell a specified amount of pounds for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the pound relative to the dollar will tend to be offset by an increase in the value
of the put option.   To offset, in whole or in part, the cost of acquiring
such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of pounds for dollars at a specified
price  by a  future date  (a technique  called a  "straddle").   By selling
such a call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the pound to
the dollar.   The Manager believes that "straddles" of the type which may be utilized by the Fund constitute hedging transactions and are consistent with the policies described above.

    Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or sell a currency at a fixed price on a future date.
Listed options are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. A financial futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Financial futures contracts and options on financial futures contracts are traded on boards of trade or futures exchanges. The Fund will not speculate in foreign currency futures, options or related options. Accordingly, the Fund will not hedge a currency substantially in excess of the market value of securities which it has committed or anticipates to purchase which are denominated in such currency and, in the case of securities which have been sold by the Fund but not yet delivered, the proceeds thereof in its denominated currency. Further, the Fund will segregate at its custodian cash, liquid equity or debt securities having a market value substantially representing any subsequent decrease in the market value of such hedged security, less any initial or variation margin held in the account of its broker. The Fund may not incur potential net liabilities of more than 33-1/3% of its total assets from foreign currency futures, options or related options.

    Restrictions on the Use of Futures  Transactions.   Regulations of  the
Commodity Futures Trading Commission applicable to the Fund provide that the futures trading activities described herein will not result in the Fund being deemed a "commodity pool" under such regulations if the Fund adheres to certain restrictions. In particular, the Fund may purchase and sell financial futures contracts and options thereon (i) for bona fide hedging purposes, and (ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts and options. (The Fund has undertaken to the State of California that the aggregate margin deposits required on all stock index futures or options thereon, or financial futures or options thereon, held at any time by the Fund will not exceed 5% of the Fund's total assets.)

    When the Fund purchases a financial futures contract, or writes a put option or purchases a call option thereon, an amount of cash and cash equivalents will be deposited in a segregated account with the Fund's custodian so that the amount so segregated, plus the amount of initial and variation margin held in the account of its broker, equals the market value of the financial futures contract, thereby ensuring that the use of such financial futures contract is unleveraged.

    Restrictions on  OTC  Options.   The  Fund will  engage  in OTC  options,
including OTC stock index options, OTC foreign currency options and options on foreign currency futures, only withmember banksof the Federal Reserve System and primary dealers in U.S. Government securities or with affiliates of such banks or dealers that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million or any other bank or dealer having capital of at least $150 million or whose obligations are guaranteed by an entity having capital of at least $150 million.

    The staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased OTC options and the assets used as cover
for written OTC options are illiquid securities.   Therefore, the  Fund has
adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on financial futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on financial futures contracts exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the  underlying securities  as is  equal to  the repurchase price less the amount by which the option is "in-the-money', (i.e., current market value
of the underlying security minus  the option's strike price).   The repurchase
price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money". This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Directors
of the Fund  without the approval of  the Fund's shareholders.   However, the
Fund will not change or modify this policy prior to the change or modification by the Commission staff of its position.

    Risk Factors in Futures, Options and Currency Transactions. Utilization of futures and options transactions to hedge the portfolio, including to affect the Fund's exposure in various markets, involves the risk of imperfect correlation in movements in the price of futures and options and movements in the price of the securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of the hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of futures and options also depends on the Manager's ability to predict correctly price movements in the market involved in a particular options or futures transaction. In addition, futures and options transactions in foreign markets are subject to the risk factors associated with foreign investments generally. See "Risk Factors and Special Considerations".

    The Fund intends to enter into futures and options transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Manager believes the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, or which can be sold at a formula price provided for in the OTC option agreement. There can be no assurance, however, that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close futures and options positions also could have an adverse impact on the Fund's ability to
hedge effectively its portfolio.   There also is  the risk of  loss by the
Fund of margin deposits or collateral in the event of the bankruptcy of a broker with whom the Fund has an open position in an option, a financial futures contract or related option.

    The exchanges on which the Fund intends to conduct options transactions generally have established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) that may be written by a single investor, whether acting alone
or in  concert with   others (regardless  of whether such options are written
on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts that any person may trade on a particular trading day. The Manager does not believe that these trading and position limits will have any adverse impact on the portfolio strategies for hedging the Fund's portfolio.

      MERRILL LYNCH GLOBAL VALUE FUND, INC.--AUTHORIZATION FORM (PART 1)
------------------------------------------------------------------------------
NOTE:   THIS FORM  MAY NOT  BE USED FOR  PURCHASES THROUGH THE  MERRILL LYNCH
BLUEPRINT(SERVICE MARK) PROGRAM. YOU MAY REQUEST A MERRILL LYNCH BLUEPRINT(SERVICE MARK) PROGRAM APPLICATION BY CALLING (800) 637-3766.
-----------------------------------------------------------------------------

1.  SHARE PURCHASE APPLICATION
 I, BEING OF LEGAL AGE, WISH TO PURCHASE: (CHOOSE ONE)
 / /CLASS A SHARES / /CLASS B SHARES / /CLASS C SHARES / /CLASS D SHARES of Merrill Lynch Global Value Fund, Inc. and establish an Investment Account as described in the Prospectus. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

Basis for establishing an Investment Account:

         A.   I enclose  a check for $  .............payable to Merrill Lynch
Financial Data Services, Inc., as an initial investment  (minimum $1,000).
I understand that this purchase will be executed at the applicable offering price next to be determined after this Application is received by you.
         B. I already own shares of the following Merrill Lynch mutual funds that would qualify for the Right of Accumulation as outlined in the Statement of Additional Information:
Please list all funds. (Use a separate sheet of paper if necessary.)
1. . . . . . . . . . . . . . . . . .  4.   . . . . . . . . . . . . . . . . . .
2. . . . . . . . . . . . . . . . . .  5.   . . . . . . . . . . . . . . . . . .
3. . . . . . . . . . . . . . . . . .  6.   . . . . . . . . . . . . . . . . . .
Name  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
      First Name                   Initial       Last Name

Name of Co-Owner (if any)   . . . . . . . . . . . . . . . . . . . . . . . . .
                                  First          Initial         Last Name
Address   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .  Date   . . . . . . . . . .
                                  (Zip Code)
Occupation. . . . . . . . .. . Name and Address of Employer . . . . . . . . .

 . . . . . . . . . . . . . . . .. . . .         . . . . . . . . . . . . . . .
    Signature of Owner                            Signature of Co-Owner (if any)
(In the case of co-owner, a joint tenancy with right of survivorship will be presumed unless otherwise specified.)

2.  DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS


  Ordinary Income Dividends                Long-term Capital Gains
  Select  / /  Reinvest                    Select   / /  Reinvest
  One:    / /  Cash                        One:     / /  Cash



If no election is made, dividends and capital gains automatically will be reinvested at net asset value without a sales charge.
If cash,  specify how  you would like  your distributions paid  to you:
/ / Check or     / / Direct Deposit to bank account
If direct deposit to bank account is selected, please complete below:
I hereby authorize payment of dividend and capital gain distributions by direct deposit to my bank account and, if necessary, debit entries and adjustments for any credit entries made to my account in accordance with the terms I have selected on the Merrill Lynch Global Value
Fund, Inc. Authorization Form.
SPECIFY TYPE OF ACCOUNT (CHECK ONE)  / /  CHECKING    / /  SAVINGS
NAME ON YOUR ACCOUNT  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
BANK NAME   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
BANK NUMBER . . . . . . . . . . . ACCOUNT NUMBER  . . . . . . . . . . . . . .
BANK ADDRESS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
I agree that this authorization will remain in effect until I provide written notification to Merrill Lynch Financial Data Services, Inc. amending or terminating this service.
SIGNATURE OF DEPOSITOR  . . . . . . . . . . . . . . . . . . . . . . . . . . .
SIGNATURE OF DEPOSITOR         DATE   . . . . . . . . . . . . . . . . . . . .
(if joint account, both must sign)
NOTE: IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID"
OR  A  DEPOSIT   SLIP  FROM  YOUR  SAVINGS  ACCOUNT   SHOULD  ACCOMPANY  THIS
APPLICATION.
-----------------------------------------------------------------------------

MERRILL LYNCH GLOBAL VALUE FUND, INC.--AUTHORIZATION FORM (PART I)--
(CONTINUED)

3.  SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER

                Social Security Number or Taxpayer Identification Number
                                /                  /

    Under penalty of perjury, I certify (1) that the number set forth above is my correct Social Security No.or Taxpayer Identification No. and (2) that I am not subject to backup withholding (as discussed in the Prospectus under "Additional Information--Taxes") either because I have not been notified that I am subject thereto as a result of a failure to report all interest or dividends, or the Internal Revenue Service ("IRS") has notified me that I am no longer subject thereto.

    INSTRUCTION: YOU MUST STRIKE OUT THE LANGUAGE IN (2) ABOVE IF YOU HAVE BEEN NOTIFIED THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING DUE TO UNDERREPORTING AND IF YOU HAVE NOT RECEIVED A NOTICE FROM THE IRS THAT BACKUP WITHHOLDING HAS
BEEN TERMINATED.   THE UNDERSIGNED AUTHORIZES THE FURNISHING  OF THIS
CERTIFICATION  TO  OTHER  MERRILL  LYNCH SPONSORED MUTUAL FUNDS.

 . . . . . . . . . . .. .. . . . .   . . . . . . . . . . . . . . .
        Signature of Owner          Signature of Co-Owner (if any)

-----------------------------------------------------------------------------

4. LETTER OF INTENTION--CLASS A AND CLASS D SHARES ONLY (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)

Dear Sir/Madam:
                                    . . . . . . . . . . . ., 19. . . .
                                    Date of Initial Purchase

      Although I am not obligated to do so, I intend to purchase shares of Merrill Lynch Global Value Fund, Inc. or any other investment company with an initial sales charge or deferred sales charge for which Merrill Lynch Funds Distributor, Inc. acts as distributor over the next 13-month period which will equal or exceed:

/ / $25,000   / / $50,000   / / $100,000   / /$250,000   / / $1,000,000

      Each purchase will be made at the then reduced offering price applicable to the amount checked above, as described in the Fund's prospectus.

      I agree  to the  terms and conditions  of the  Letter of Intention.   I
hereby irrevocably constitute and appoint Merrill Lynch Funds Distributor, Inc., my attorney, with full power of substitution, to surrender for redemption any or all shares of Merrill Lynch Global Value Fund, Inc. held as security.

By:.........................       ...........................................
      Signature of Owner           Signature of Co-Owner
                                 (If registered in joint names, both must sign)


      In making purchases under this letter, the following are the related accounts on which reduced offering prices are to apply:


(1) Name......................          (2)  Name.............................
Account Number................               Account Number...................

5.  FOR DEALER ONLY


Branch Office, Address, Stamp     We hereby authorize Merrill Lynch Funds
                                  Distributor, Inc. to act as our
/                 /               agent in connection with transactions under
                                  this authorization form and agree to notify the Distributor of any purchases made under a Letter of Intention or Systematic
                                  Withdrawal Plan. We guarantee the
                                  shareholder's signature.


                                  -------------------------------------------
                                  Dealer Name and Address

                                  By
                                  -------------------------------------------
                                        Authorized Signature of Dealer

This form when completed should   /  /  /  /     /  /  /  /  /      ---------
be mailed to:                                                     F/C Last Name
Merrill Lynch Global Value
  Fund, Inc.                      Branch Code         F/C No.
c/o Merrill Lynch Financial       /  /  /  /     /  /  /  /  /  /
    -------------
      Data Services, Inc.         Dealer's Customer Account No.
P.O. Box 45289
Jacksonville, FL 32232-5289

      MERRILL LYNCH GLOBAL VALUE FUND, INC.--AUTHORIZATION FORM (PART 2)
-------------------------------------------------------------------------------
NOTE: THIS FORM IS REQUIRED TO APPLY FOR THE SYSTEMATIC WITHDRAWAL OR AUTOMATIC INVESTMENT PLANS ONLY.
-------------------------------------------------------------------------------
1.  ACCOUNT REGISTRATION

Name of Owner .............................       /                      /
                                                   Social Security Number
Name of Co-Owner (if any) .................   or Taxpayer Identification Number

Address ...................................   .................................
                                                      Account Number
 ...........................................        (if existing account)

-------------------------------------------------------------------------------
2.  SYSTEMATIC WITHDRAWAL PLAN--CLASS A AND CLASS D SHARES ONLY (SEE TERMS
    AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)

    MINIMUM REQUIREMENTS: $10,000 in monthly disbursements, $5,000 for quarter of / / Class A or / / Class D shares in Merrill Lynch Global Value Fund, Inc., at cost or current offering price. Withdrawals to be made either (check one) / / Monthly on the 24th day of each month, or / / Quarterly on the 24th day of March, June, September and December. If the 24th falls on a weekend or  holiday, the next succeeding business day  will be utilized.
Begin systematic withdrawals.......(month), or as soon as possible thereafter.

SPECIFY HOW YOU WOULD LIKE YOUR WITHDRAWAL PAID TO YOU (CHECK ONE): / / $____ or / / ____% of the current value of / / Class A or / / Class D shares in the account.

SPECIFY WITHDRAWAL METHOD: / / check or / / direct deposit to bank account (check one and complete part 9a) or (b) below).

DRAW CHECKS PAYABLE (check one)

(A)  I HEREBY AUTHORIZE PAYMENT BY CHECK
     / / the address indicated in Item 1.
     / / to the order of ......................................................

MAIL TO (CHECK ONE)
     / / the address indicated in Item 1.
     / / Name (please print) ..................................................

Address .......................................................................

        .......................................................................

        Signature of Owner ............................. Date .................

        Signature of Co-Owner (if any) ........................................

(B) I HEREBY AUTHORIZE PAYMENT BY DIRECT DEPOSIT TO BANK ACCOUNT AND IF NECESSARY DEBIT ENTRIES AND ADJUSTMENTS FOR ANY CREDIT ENTRIES MADE TO MY ACCOUNT. I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC.
                                 -------------
AMENDING OR TERMINATING THIS SERVICE.

SPECIFY TYPE OF ACCOUNT (check one)  / / checking / / savings

NAME ON YOUR ACCOUNT ..........................................................

BANK NAME .....................................................................

BANK NUMBER ............................. ACCOUNT NUMBER ......................

BANK ADDRESS ..................................................................

 ...............................................................................

SIGNATURE OF DEPOSITOR ................................. DATE .................

SIGNATURE OF DEPOSITOR ........................................................
(if joint account, both must sign)

NOTE: IF DIRECT DEPOSIT IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHALL ACCOMPANY THIS APPLICATION.

-------------------------------------------------------------------------------
APPLICATION FOR AUTOMATIC INVESTMENT PLAN

    I hereby request that Merrill Lynch Financial Data Services, Inc. draw an
                          -------------
automated clearing house ("ACH") debit on my checking account described below each month to purchase (choose one)

/ / Class A shares                                           / / Class B shares
/ / Class C shares                                           / / Class D shares

of Merrill Lynch Global Value Fund, Inc., subject to the terms set forth below. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

               MERRILL LYNCH FINANCIAL DATA SERVICES, INC.
               -------------

You are hereby authorized to draw an ACH debit each month on my bank account for investment in Merrill Lynch Global Value Fund, Inc. as indicated below:

    Amount of each ACH debit  $.........................

    Account Number  ....................................

Please date and invest ACH debits on the 20th of each month beginning

 ...............................................................................

 ............................(month)

or as soon thereafter as possible.

I agree that you are drawing these debits voluntarily at my request and that you shall not be liable for any loss arising from any delay in preparing or failure to prepare any such debit. If I change banks or desire to terminate or suspend this program, I agree to notify you promptly in writing. I hereby authorize you to take any action to correct erroenous ACH debits of my bank account or purchases of fund shares including liquidating shares of the Fund and crediting my bank account. I further agree that if a debit is not honored upon presentation, Merrill Lynch Financial Data services, Inc. is authorized to
                   -------------
discontinue immediately the Automatic Investment Plan and to liquidate sufficient shares held in my account to offset the purchase made with the returned dishonored debit.

 ...............          ......................................................
     Date                               Signature of Depositor

                         ......................................................
                                        Signature of Depositor
                                  (If joint account, both must sign)
-------------------------------------------------------------------------------
                    AUTHORIZATION TO HONOR ACH DEBITS
                  DRAWN BY MERRILL LYNCH FINANCIAL DATA
                           -------------
                              SERVICES, INC.

To ....................................................................... Bank
                           (Investor's Bank)

Bank Address ..................................................................

City ........................ State ........................ Zip Code .........

As a conveience to me, I hereby request and authorize you to pay and charge to my account ACH debits drawn on my account by and payable to Merrill Lynch Financial Data Services, Inc. I agree that your rights in respect to each such debit shall be the same as if it were a check drawn on you and signed personally by me. This authority is to remain in effect until revoked personally by me in writing. Until you review such notice, you shall be fully protected in honoring any such debit. I further agree that if any such debit be dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability.

 ...............          ......................................................
     Date                               Signature of Depositor

 ...............          ......................................................
Bank Account                            Signature of Depositor
Number                             (If joint account, both must sign)

NOTE: IF AUTOMATIC INVESTMENT PLAN IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" SHOULD ACCOMPANY THIS APPLICATION.

                                Manager
                      Merrill Lynch Asset Management

                         Administrative Offices:
                         800 Scudders Mill Road
                         Plainsboro, New Jersey

                            Mailing Address:
                             P.O. Box 9081
                     Princeton, New Jersey 08543-9011

                              Distributor
                  Merrill Lynch Funds Distributor, Inc.

                         Administrative Offices:
                         800 Scudders Mill Road
                         Plainsboro, New Jersey

                            Mailing Address:
                             P.O. Box 9081
                     Princeton, New Jersey 08543-9081

                             Transfer Agent
               Merrill Lynch Financial Data Services, Inc.

                         Administrative Offices:
                        4800 Deer Lake Drive East
                     Jacksonville, Florida 32246-6484

                            Mailing Address:
                            P.O. Box 45289
                     Jacksonville, Florida 32232-5289

                               Custodian
                       ____________________________
                       ____________________________
                       ____________________________

                          Independent Auditors
                       ____________________________
                       ____________________________
                       ____________________________


                                 Counsel
                               Brown & Wood
                          One World Trade Center
                      New York, New York 10048-0557

    NO PERSON HAS BEEN AUTHORIZED TO      Prospectus
GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS, IN
CONNECTION WITH THE OFFER CONTAINED       (PICTURE)
IN THIS PROSPECTUS, AND, IF GIVEN OR
MADE, SUCH OTHER INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY
THE FUND, THE MANAGER OR THE
DISTRIBUTOR.  THIS PROSPECTUS DOES
NOT CONSTITUTE AN OFFERING IN ANY
STATE IN WHICH SUCH OFFERING MAY
NOT LAWFULLY BE MADE.                     -------------------------------------

            ----------                    Global Value Fund, Inc.

        TABLE OF CONTENTS

                                 Page
                                 ----
Fee Table . . . . . . . . . . . .   3
Merrill Lynch Select Pricing/SM/
  System  . . . . . . . . . . . .   4
Risk Factors and Special
  Considerations  . . . . . . . .   8
Investment Objective and
  Policies. . . . . . . . . . . .  13
Investment Restrictions . . . . .  20
Management of the Fund. . . . . .  21
  Board of Directors  . . . . . .  21
  Management and Advisory
    Arrangements  . . . . . . . .  21
  Code of Ethics  . . . . . . . .  22
  Transfer Agency Services  . . .  22
Purchase of Shares  . . . . . . .  23
  Subscription Offering . . . . .  23
  Continuous Offering . . . . . .  24
  Initial Sales Charge
    Alternatives--Class A and
    Class D Shares  . . . . . . .  25
  Deferred Sales Charge
    Alternatives--Class B and
    Class C Shares  . . . . . . .  27
  Distribution Plans  . . . . . .  29
Redemption of Shares  . . . . . .  31
  Redemption  . . . . . . . . . .  31
  Repurchase  . . . . . . . . . .  31
  Reinstatement Privilege--Class
    A and Class D Shares  . . . .  32
Shareholder Services  . . . . . .  32
Performance Data  . . . . . . . .  34
Additional Information  . . . . .  35
  Dividends and Distributions . .  35
  Taxes . . . . . . . . . . . . .  35
  Determination of Net Asset
    Value . . . . . . . . . . . .  37
  Organization of the Fund  . . .  38
  Shareholder Reports . . . . . .  39     ____________________, 1996
  Shareholder Inquiries . . . . .  39
Appendix A  . . . . . . . . . . . A-1     Distributor:
Authorization Form  . . . . . . . B-1     Merrill Lynch
                                          Funds Distributor, Inc.
                Code #_______________
                                          This Prospectus should be
                                          retained for future reference.

Information contained  herein is  subject to completion  or amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement
becomes  effective.   This  Statement  of Additional Information does not
constitute a prospectus.




                            SUBJECT TO COMPLETION                        2/22
               PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                             DATED MARCH 12, 1996



STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------


                    Merrill Lynch Global Value Fund, Inc.
  P.O. Box 9011, Princeton, New Jersey 08543-9011   Phone No. (609) 282-2800
                           _______________________

    Merrill Lynch Global Value Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company seeking long-term capital appreciation by investing primarily in equity securities of issuers located in various foreign countries and the United States that Merrill Lynch Asset Management, L.P., the manager of the Fund (the "Manager"), believes represent investment value. The Manager will seek to identify securities whose market prices are low when compared to certain valuation measurements, and therefore represent investment value. The Fund may employ in a variety of derivative investments and techniques to hedge against market and currency risk. Also, the Fund may invest in certain derivative instruments, such as indexed and inverse securities, to enhance its return. There can be no assurance that the Fund's investment objective will be achieved.

                           _______________________

    Pursuant to the Merrill Lynch Select Pricing/SM/ System, the Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing/SM/ System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances.
                                                       (Continued on next page)

                           _______________________

    This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the prospectus of the Fund, dated ____________, 1996 (the "Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by
writing to the Fund at the above telephone number or address.   This Statement
of Additional Information has been incorporated by reference into the Prospectus. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                           _______________________

                 MERRILL LYNCH ASSET MANAGEMENT -- MANAGER
           MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR
                           _______________________

The date of this Statement of Additional Information is ______________, 1996.

                      INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of issuers located in various foreign countries and the United States that the Manager believes represent investment value. Reference is made to "Investment Objective and Policies" in the Prospectus for a discussion of the investment objective and policies of the Fund.

    For purposes of the Fund's investment objective, an issuer ordinarily would be considered to be located in the country under the laws of which it is organized or where the primary trading market of its securities is located. The Fund, however, may consider an issuer to be located in a country, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such country. The Fund also may consider a debt security that is denominated in a particular country's currency to be a security of an issuer in such country without reference to the principal trading market of the security or to the location of its issuer. Additionally, the Fund may consider a derivative product tied to securities or issuers located in a particular country to be the security of an issuer in that country. The Fund also may consider investment companies to be located in the country or countries in which they primarily make their portfolio investments.

    The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for the Fund's portfolio as a whole. This negative correlation also may offset unrealized gains the Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country.
As a result, gains in a particular securities market may be affected by changes in exchange rates.

    While it is the policy of the Fund generally not to engage in trading for short-term gains, the Manager will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.
As a result of the investment policies described in the Prospectus, the Fund's portfolio turnover rate may be higher than that of other investment companies. Accordingly, while the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. The Fund is subject to the Federal income tax requirement that less than 30% of the Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months.

    The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis on each day the Fund determines its net asset value in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. See "Redemption of Shares". Under present conditions, the Manager does not believe that these considerations will have any significant effect on its portfolio strategy, although there can be no assurance in this regard.

HEDGING TECHNIQUES

    Reference is made to the discussion concerning hedging techniques under the caption "Investment Objective and Policies--Other Investment Policies and Practices--Portfolio Strategies Involving Futures, Options and Forward Foreign Exchange Transactions" in the Prospectus.

    The Fund may engage in various portfolio strategies to hedge its portfolio against investment and currency risks. These strategies include the use of options on portfolio securities, currency futures and options, stock index futures and options, and options on such futures and forward foreign currency transactions. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of its shares, the net asset value of the Fund's shares will fluctuate.

    Although certain risks are involved in futures and options transactions (as discussed in the Prospectus and below), the Manager believes that, because the Fund will only engage in these transactions for hedging purposes, the futures and options portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of futures and options transactions.

    The following information relates to the hedging instruments the Fund may utilize with respect to currency risks.

    Writing Covered Options. The Fund is authorized to write (i.e., sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options.
A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against a decline in the price of the underlying security.

    The writer of a covered call option has no control over when he may be required to sell his securities since he may be assigned an exercise notice at any time prior to the termination of his obligation as a writer. If an option expires unexercised, the writer would realize a gain in the amount of the premium. Such a gain, of course, may be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer would realize a gain or loss from the sale of the underlying security.

    The Fund also may write put options which give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option which increases the Fund's return. The Fund writes only covered put options which means that so long as the Fund is obligated as the writer of the option, it will, through its custodian, have deposited and maintained cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities. By writing a put, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. The Fund may engage in closing transactions in order to terminate put options that it has written. The Fund will not write a put option if the aggregate value of the obligations underlying the put shall exceed 50% of the Fund's net assets.

    Options referred to herein and in the Prospectus may be options traded on foreign securities exchanges. An option position may be closed only on an exchange which provides a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options, with the result, in the case of a covered call option, that the Fund will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "Clearing Corporation") may not, at all times, be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    The Fund also may enter into over-the-counter options transactions ("OTC options"), which are two party contracts with prices and terms negotiated between the buyer and seller. The Fund will only enter into OTC options transactions with respect to portfolio securities for which management believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option). The staff of the Securities and Exchange Commission (the "Commission") has taken the position that OTC options and the assets used as cover for written OTC options are illiquid securities.

    Purchasing Options. The Fund may purchase put options to hedge against a decline in the market value of its equity holdings. By buying a put, the Fund has a right to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be offset partially by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction; profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction cost. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Fund may purchase call options on securities held in its portfolio on which it has written call options or on securities which it intends to purchase. The Fund may purchase either exchange-traded options or OTC options. The Fund will not purchase options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

    Stock Index Futures and Options and Financial Futures. As described in the Prospectus, the Fund is authorized to engage in transactions in stock index futures and options and financial futures, and related options on such futures. Set forth below is further information concerning futures transactions.

    A financial futures contract is an agreement between two parties to buy and sell a security, or, in the case of an index-based financial futures contract, to make and accept a cash settlement for a set price on a future date. A majority of transactions in financial futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation, i.e., by entering into an offsetting transaction.

    The purchase or sale of a financial futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the financial futures contract. Subsequent payments to and from the broker, called "variation margin", are required to be made on a daily basis as the price of the financial futures contract fluctuates, making the long and short positions in the financial futures contract more or less valuable, a process known as "mark to the market". At any time prior to the settlement date of the financial futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the financial futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

    An order has been obtained from the Commission exempting the Fund from the provisions of Section 17(f) and Section 18(f) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), in connection with its strategy of investing in financial futures contracts. Section 17(f) relates to the custody of securities and other assets of an investment company and may be deemed to prohibit certain arrangements between the Fund and commodities brokers with respect to initial and variation margin. Section 18(f) of the Investment Company Act prohibits an open-end investment company such as the Fund from issuing a "senior security" other than a borrowing from a bank. The staff of the Commission has in the past indicated that a financial futures contract may be a "senior security" under the Investment Company Act.

    Risk Factors in Futures and Options Transactions. Utilization of futures and options transactions involves the risk of imperfect correlation in movements in the prices of futures and options contracts and movements in the prices of the securities and currencies which are the subject of the hedge. If the prices of the futures and options contract move more or less than the prices of the hedged securities and currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the prices of the securities and currencies which are the subject of the hedge. The successful use of futures and options also depends on the Manager's ability to predict correctly price movements in the market involved in a particular options or futures transaction.

    Prior to exercise or expiration, an exchange-traded option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange for call or put options of the same series. The Fund will enter into an option or futures transaction on an exchange only if there appears to be a liquid secondary market for such option or future. However, there can be no assurance that a liquid secondary market will exist for any particular call or put option or financial futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The Fund will acquire only over-the-counter options for which management believes (i) the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option) unless there is only one dealer, in which case such dealer's price will be used, or (ii) can be sold at a formula price provided for in the over-the-counter option agreement. In the case of a futures position or an option on a futures position written by the Fund, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the security or currency underlying the financial futures contracts it holds. The inability to close futures and options positions also could have an adverse impact on the Fund's ability to hedge effectively its portfolio. There also is the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a financial futures contract or related option. The risk of loss from investing in futures transactions is theoretically unlimited.

    The exchanges on which the Fund intends to conduct options transactions have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose other sanctions or restrictions. The Manager does not believe that these trading and position limits will have any adverse impact on the portfolio strategies for hedging the Fund's portfolio.

    Forward Foreign Exchange Transactions. Generally, the foreign exchange transactions of the Fund will be conducted on a spot, i.e., cash, basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than 1/10 of 1% due to the costs of converting from one currency to another. However, the Fund has authority to deal in forward foreign exchange between currencies of the different countries in whose securities it will invest as a hedge against possible variations in the foreign exchange rates between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends by the Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund will not speculate in forward foreign exchange. The Fund may not position hedge with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. If the Fund enters into a position hedging transaction, its custodian will place cash or liquid debt securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to such contracts. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund would have more than 15% of the value of its total assets committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

    The Fund also is authorized to purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. Dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. As an illustration, the Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a pound denominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of pounds for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the pound relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of pounds for dollars at a specified price by a future date
(a technique called a "straddle"). By selling such call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the pound to the dollar. The Manager believes that "straddles" of the type which may be utilized by the Fund constitute hedging transactions and are consistent with the policies described above.

    Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise.
Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange are usually conducted on a principal basis, no fees or commissions are involved.

OTHER INVESTMENT POLICIES AND PRACTICES

    Non-Diversified Status. The Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that the Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. The Fund's investments are limited, however, in order to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes". To qualify, the Fund complies with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer. A fund which elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

    The purchase of a security subject to a standby agreement and the related commitment fee will be recorded on the date which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

    When-Issued Securities and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. Although the Fund has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions.

    There can be no assurance that a security purchased on a when-issued basis or purchased or sold through a forward commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. The Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

    Standby Commitment Agreements. The Fund, from time to time, may enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a fixed income security or a stated number of shares of equity securities which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.50% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and presently will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its total assets taken at the time of acquisition of such a commitment. The Fund at all times will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying a commitment.

    There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

    The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

    Repurchase Agreements and Purchase and Sale Contracts. The Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities, or an affiliate thereof. Purchase and sale contracts may be entered into only with financial institutions which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Under such agreements, the other party agrees, upon entering into the contract with the Fund, to repurchase the security at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In the case of repurchase agreements, the price at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund would be dependent upon intervening fluctuations of the market values of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. Repurchase agreements and purchase and sale contracts maturing in more than seven days are deemed to be illiquid by the Commission and are therefore subject to the Fund's investment restriction limiting investments in securities that are not readily marketable to 15% of the Fund's total assets. (However, under the law of certain states, the Fund presently is limited with respect to such investments to 10% of its total assets.) See "Investment Restrictions" below.

    Lending of Portfolio Securities. Subject to the investment restrictions set forth in the Prospectus and herein, the Fund may lend securities from its portfolio to approved borrowers and receive collateral in cash or securities issued or guaranteed by the U.S. Government which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The purpose of such loans is to permit the borrowers to use such securities for delivery to purchasers when such borrowers have sold short. If cash collateral is received by the Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to the Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total return on the Fund's portfolio is increased by loans of its portfolio securities. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. Such loans are terminable at any time, and the borrower, after notice, will be required to return borrowed securities within five business days. The Fund may pay reasonable finder's, administrative and custodial fees in connection with such loans. With respect to the lending of portfolio securities, there is the risk of failure by the borrower to return the securities involved in such transactions.

INVESTMENT RESTRICTIONS

    The Fund has adopted a number of fundamental and non-fundamental restrictions and policies relating to the investment of its assets and its activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which, for this purpose and under the Investment
Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares). The Fund may not:

         1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

         2. Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed to be the making of investments for the purpose of exercising control or management.

         3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

         4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

         5. Issue senior securities to the extent such issuance would violate applicable law.

         6. Borrow money, except that the Fund (i) may borrow from banks (as defined in the Investment Company Act) in amounts up to 331/3% of its total assets (including the amount borrowed), (ii) may borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Prospectus and this Statement of Additional

    Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

         7. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

         8. Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without the Fund registering as a commodity pool operator under the Commodity Exchange Act.

Under the non-fundamental investment restrictions, the Fund may not:

         a. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law. Applicable law currently allows the Fund to purchase the securities of other investment companies if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets, taken at market value, would be invested in such securities, and (iv) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end investment company. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

         b. Make short sales of securities or maintain a short position except to the extent permitted by applicable law. The Fund does not, however, currently intend to engage in short sales, except short sales "against the box."

         c. Invest in securities which cannot be readily resold because of legal or contractual restrictions, or which cannot otherwise be marketed, redeemed, put to the issuer or to a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors of the Fund has otherwise determined to be liquid pursuant to applicable law. Notwithstanding the 15% limitation herein, to the extent that the laws of any state in which the Fund's shares are registered or qualified for sale require a lower limitation, the Fund will observe such limitation. As of the date hereof, therefore, the Fund will not invest more than 10% of its total assets in securities which are subject to this investment restriction (c). Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Board of Directors are not subject to the limitations set forth in this investment restriction
    (c).

         d. Invest in warrants if, at the time of acquisition, its investments in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund's net assets; included within such limitation, but not to exceed 2% of the Fund's net assets, are warrants which are not listed on the New York Stock Exchange or the American Stock Exchange or a major foreign exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

         e. Invest in securities of companies having a record, together with predecessors, of less than three years of continuous operation, if more than 5% of the Fund's total assets would be invested in such securities. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         f. Purchase or retain the securities of any issuer, if those individual officers and directors of the Fund, the officers and general partner of the Manager, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one percent of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.

         g. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.

         h. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Prospectus and this Statement of Additional Information, as amended from time to time.

         i. Notwithstanding fundamental investment restriction (6) above, borrow money or pledge its assets, except that the Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33-1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowings,
    (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Fund from purchasing securities on margin. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund's exposure to capital risk, and borrowed funds are subject to interest costs which will reduce net income. The Fund will not purchase securities while borrowings exceed 5% of its total assets.

    Portfolio securities of the Fund generally may not be purchased from, sold or loaned to the Manager or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

    The staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on financial futures contracts exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are not otherwise readily marketable. (Under the law of certain states, the Fund presently is limited with respect to such investments to 10% of its net assets.) However, if the OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money". This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Board of Directors of the Fund without the approval of the Fund's shareholders. However, the Fund will not change or modify this policy prior to the change or modification by the Commission staff of its position.

    In addition, as a non-fundamental policy which may be changed by the Board of Directors and to the extent required by the Commission or its staff, the Fund will, for purposes of investment restriction (1), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

    As another non-fundamental policy, the Fund will not invest in securities which are (a) subject to material legal restrictions on repatriation of assets or (b) cannot be readily resold because of legal or contractual restrictions or which are not otherwise readily marketable, including repurchase agreements and purchase and sale contracts maturing in more than seven days, if, regarding all such securities, more than 15% of its total assets, taken at market value would be invested in such securities.

    Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Fund, the Fund is prohibited from engaging in certain transactions involving such firm or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage". Without such an exemptive order, the Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal and from purchasing securities in public offerings which are not registered under the Securities Act in which such firms or any of their affiliates participate as an underwriter or dealer.


                            MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

    The Directors and executive officers of the Fund, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

    ARTHUR ZEIKEL(63)-President and Director(1)(2)-President of the Manager (which term, as used herein, includes its corporate predecessors) since 1976; President of Fund Asset Management, L.P. ("FAM"; which term, as used herein, includes its corporate predecessors) since 1977; President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990; Director of Merrill Lynch Funds Distributor, Inc. (the "Distributor").


(OTHER DIRECTORS TO BE PROVIDED BY AMENDMENT)


    TERRY K. GLENN(55)-Executive Vice President(1)(2)-Executive Vice President of the Manager and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of the Distributor since 1986 and Director thereof since 1991.

    DONALD C. BURKE(35)-Vice President(1)(2)-Vice President and Director of Taxation of the Manager and FAM since 1990.

    GERALD M. RICHARD(46)-Treasurer(1)(2)-Senior Vice President and Treasurer of the Manager and FAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Vice President of the Distributor since 1981 and Treasurer thereof since 1984.

    MARK B. GOLDFUS(48)-Secretary(1)(2)-Vice President of the Manager and FAM since 1985.

______________________
(1) Interested person, as defined in the Investment Company Act, of the Fund.
(2) Such Director or officer is a director, trustee or officer of certain other investment companies for which the Manager, or an affiliate, FAM, acts as investment adviser or manager.

    At ____________, 1996, the Directors and officers of the Fund as a group (__ persons) owned an aggregate of less than 1% of the outstanding shares of the Fund. At such date, Mr. Zeikel, a Director and Officer of the Fund, and the other officers of the Fund, owned less than 1% of the outstanding shares of common stock of ML & Co.

COMPENSATION OF DIRECTORS

    The Fund pays each Director who is not affiliated with the Manager (each, a "non-affiliated Director") a fee of $_____ per year plus $___ per Board meeting attended, together with such Director's actual out-of-pocket expenses relating to attendance at meetings. The Fund also compensates members of its Audit and Nominating Committee, which consists of all of the non-affiliated Directors, at a rate of $___ per meeting attended. The Chairman of the Audit and Nominating Committee receives an additional fee of $___ per meeting attended.

    The following table sets forth the estimated compensation to be paid by the Fund to the non-affiliated Directors, projected through the end of the Fund's first fiscal year, and the aggregate compensation paid by all registered investment companies advised by the Manager and an affiliate, FAM ("MLAM/FAM-Advised Funds"), to the non-affiliated Directors for the year ended December 31, 1995.

                                                                                   Aggregate Compensation
                                                          Pension or Retirement         from Fund and
                                                           Benefits Accrued as         Other MLAM/FAM-
                                        Compensation          Part of Fund           Advised Funds Paid
          Name of Director              from Fund(2)            Expenses                to Directors(1)
          ----------------              ------------      ---------------------    -----------------------
____________  . . . . . . . . . . .         $____                 None                      $____
____________  . . . . . . . . . . .         $____                 None                      $____
____________  . . . . . . . . . . .         $____                 None                      $____
____________  . . . . . . . . . . .         $____                 None                      $____
____________  . . . . . . . . . . .         $____                 None                      $____

________________________
(1) In addition to the Fund, the Directors serve on the boards of other MLAM/FAM-Advised Funds as follows: ________ (__ funds and portfolios); _______ (__ funds and portfolios); ________ (__ funds and portfolios); and
    ________  (funds and portfolios); ________ (__ funds and portfolios).
(2) Amount includes 1996 annual retainers.

MANAGEMENT AND ADVISORY ARRANGEMENTS

    Reference is made to "Management of the Fund--Management and Advisory Arrangements" in the Prospectus for certain information concerning the management and advisory arrangements of the Fund.

    Securities held by the Fund also may be held by, or be appropriate investments for, other funds or investment advisory clients for which the Manager or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by the Manager for the Fund or other funds for which they act as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

    The Fund has entered into a management agreement (the "Management Agreement") with the Manager. As described in the Prospectus, the Manager receives for its services to the Fund monthly compensation at the annual rate of (_____)% of the average daily net assets of the Fund.

    The State of California imposes limitations on the expenses of the Fund. These expense limitations require that the Manager reimburse the Fund in an amount necessary to prevent the ordinary operating expenses of the Fund (excluding interest, taxes, distribution fees, brokerage fees and commissions and extraordinary charges such as litigation costs) from exceeding in any fiscal year 2.5% of the Fund's first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of the remaining average daily net assets. The Manager's obligation to reimburse the Fund is limited to the amount of the management fee. No fee payment will be made to the Manager during any fiscal year which will cause such expenses to exceed the most restrictive expense limitation applicable at the time of such payment.

    The Fund intends to apply for an order from the State of California partially waiving the expense limitation described above. Pursuant to the terms of such waiver, the expense limitations that otherwise would apply would be waived to the extent that the Fund's expenses for management and auditing fees exceed the average of such fees of a group of mutual funds managed by the Manger or an affiliate, FAM, which primarily invests domestically.

    The Management Agreement obligates the Manager to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are affiliated persons of the Manager or its affiliates. The Fund pays all other expenses incurred in the operation of the Fund, including, among other things, taxes; expenses for legal and auditing services; costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor); charges of the custodian, any sub-custodian and transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of unaffiliated Directors; accounting and pricing costs (including the daily calculation of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Accounting services are provided to the Fund by the Manager, and the Fund reimburses the Manager for its costs in connection with such services on a semi-annual basis. The Distributor will pay certain promotional expenses of the Fund incurred in connection with the offering of its shares. Certain expenses will be financed by the Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares--Distribution Plans".

    The Manager is a limited partnership, the partners of which are ML & Co. and Princeton Services.

    Duration and Termination. Unless earlier terminated as described below, the Management Agreement will continue in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contracts or "interested persons" (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of a majority of the shareholders of the Fund.


                              PURCHASE OF SHARES

    Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of Fund shares.

    The Fund issues four classes of shares under the Merrill Lynch Select Pricing/SM/ System: shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class A, Class B, Class C and Class D share represents an identical interest in the investment portfolio of the Fund, and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege".

    The Merrill Lynch Select Pricing/SM/ System is used by more than 50 mutual funds advised by the Manager or an affiliate, FAM. Funds advised by the Manager or FAM which use the Merrill Lynch Select Pricing/SM/ System are referred to herein as "MLAM-advised mutual funds".

    The Fund has entered into separate distribution agreements with the Distributor in connection with the subscription and continuous offering of each class of shares of the Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The

Distribution Agreements are subject to the same renewal requirements and termination provisions as the Management Agreement described under "Management of the Fund--Management and Advisory Arrangements".

INITIAL SALES CHARGE ALTERNATIVES--CLASS A AND CLASS D SHARES

    The term "purchase", as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of the Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company", as that term is defined in the Investment Company Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

    Closed-End Fund Investment Option. Class A shares of the Fund and of other MLAM-advised mutual funds ("Eligible Class A Shares") are offered at net asset value to shareholders of certain closed-end funds advised by the Manager or its affiliate, FAM, who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in Eligible Class A Shares, if the conditions set forth below are satisfied. First, the sale of the closed-end fund shares must be made through Merrill Lynch, and the net proceeds therefrom must be reinvested immediately in Eligible Class A Shares or Class D shares. Second, the closed-end fund shares must either have been acquired in the initial public offering or be shares representing dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been maintained continuously in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option.

REDUCED INITIAL SALES CHARGES

    Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of the Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Fund and of other MLAM-advised mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

    Letter of Intention. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class A or Class D shares of the Fund or any other MLAM-advised mutual funds made within a 13-month period starting with the first purchase pursuant to a Letter of Intention in the form provided in the Prospectus. The Letter of Intention is available only to investors whose accounts are maintained at Merrill Lynch Financial Data Services, Inc., the Fund's transfer agent (the "Transfer Agent"). The Letter of Intention is not available to employee benefit plans for which Merrill Lynch provides plan-participant record-keeping services. The Letter of Intention is not a binding obligation to purchase any amount of Class A or Class D shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intention may be included under a subsequent Letter of Intention executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A or Class D shares of the Fund and of other MLAM-advised mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intention, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intention (minimum of $25,000), the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the Class A or Class D shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A or Class D shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intention must be at least five percent of the dollar amount of such Letter.
If a purchase during the term of such Letter otherwise would be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge which would be applicable to a single purchase equal to the total dollar value of the Class A or Class D shares then being purchased under such Letter, but there will be no retroactive reduction of the sales charges on any previous purchase.

    The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intention will be deducted from the total purchases made under such Letter. An exchange from a MLAM-advised money market Fund into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intention from the Fund.

    Merrill Lynch Blueprint/SM/ Program. Class D shares of the Fund are offered to participants in the Merrill Lynch Blueprint/SM/ Program ("Blueprint"). In addition, participants in Blueprint who own Class A shares of the Fund may purchase additional Class A shares of the Fund through Blueprint. Blueprint is directed to small investors, group IRAs and participants in certain affinity groups such as credit unions, trade associations and benefit plans. Investors placing orders to purchase Class A or Class D shares of the Fund through Blueprint will acquire the Class A or Class D shares at net asset value plus a sales charge calculated in accordance with the Blueprint sales charge schedule (i.e., up to $5,000 at 3.50% and $5,000.01 or more at the standard sales charge rates disclosed in the Prospectus). In addition, Class A or Class D shares of the Fund are being offered at net asset value plus a sales charge of 1/2 of 1% for corporate or group IRA programs placing orders to purchase their Class A or Class D shares through Blueprint. Services, including the exchange privilege, available to Class A and Class D investors through Blueprint, however, may differ from those available to other investors in Class A or Class D shares.

    Class A and Class D shares are offered at net asset value to Blueprint participants through the Merrill Lynch Directed IRA Rollover Program ("IRA Rollover Program") available from Merrill Lynch Business Financial Services, a business unit of Merrill Lynch. The IRA Rollover Program is available to custodian rollover assets from Employer Sponsored Retirement and Savings Plans (as defined below) whose Trustee and/or Plan Sponsor has entered into a Merrill Lynch Directed IRA Rollover Program Service Agreement.

    Orders for purchases and redemptions of Class A or Class D shares of the Fund may be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100, with a $50 minimum for subsequent purchases through Blueprint. There are no minimum initial or subsequent purchase requirements for participants who are part of an automatic investment plan. Additional information concerning purchases through Blueprint, including any annual fees and transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Blueprint/SM/ Program, P.O. Box 30441, New Brusnwick, New Jersey 08989-0441.

    TMA/SM/ Managed Trusts. Class A shares are offered to TMA/SM/ Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services at net asset value.

    Purchase Privilege of Certain Persons. Directors of the Fund, directors and trustees of other MLAM-advised mutual funds, ML & Co. and its subsidiaries (the term "subsidiaries", when used herein with respect to ML & Co., includes the Manager, FAM and certain other entities directly or indirectly wholly-owned and controlled by ML & Co.) and their directors and employees and any trust, pension, profit-sharing or other benefit plan for such persons may purchase Class A shares of the Fund at net asset value.

    Class D shares of the Fund will be offered at net asset value, without a sales charge, to an investor who has a business relationship with a financial consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from a redemption of a mutual fund that was sponsored by the financial consultant's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis; and second, the investor also must establish that such redemption had been made within 60 days prior to the investment in the Fund, and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.

    Class D shares of the Fund also are offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch financial consultant and who has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated ("notice"), if the following conditions are satisfied: First, the investor must purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and such fund was subject to a sales charge either at the time of purchase or on a deferred basis; and second, such purchase of Class D shares must be made within 90 days after such notice.

    Class D shares of the Fund will be offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch financial consultant and who has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer, if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and that such shares have been outstanding for a period of no less than six months; and second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must be maintained in the interim in cash or a money market fund.

    Acquisition of Certain Investment Companies. The public offering price of Class D shares may be reduced to the net asset value per Class D share in connection with the acquisition of the assets of or merger or consolidation with a public or private investment company. The value of the assets or company acquired in a tax-free transaction may be adjusted in appropriate cases to reduce possible adverse tax consequences to the Fund which might result from an acquisition of assets having net unrealized appreciation which is disproportionately higher at the time of acquisition than the realized or unrealized appreciation of the Fund. The issuance of Class D shares for consideration other than cash is limited to bona fide reorganizations, statutory mergers or other acquisitions of portfolio securities which (i) meet the investment objectives and policies of the Fund; (ii) are acquired for investment and not for resale (subject to the understanding that the disposition of the Fund's portfolio securities at all times shall remain within its control); and (iii) are liquid securities, the value of which is readily ascertainable, which are not restricted as to transfer either by law or liquidity of market (except that the Fund may acquire through such transactions restricted or illiquid securities to the extent the Fund does not exceed the applicable limits on acquisition of such securities set forth under "Investment Objectives and Policies" herein).

    Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

EMPLOYER-SPONSORED RETIREMENT OR SAVINGS PLANS AND CERTAIN OTHER ARRANGEMENTS

    Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A or Class D shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Certain other plans may purchase Class B shares with a waiver of the CDSC upon redemption, based on similar criteria. Such Class B shares will convert into Class D Shares approximately ten years after the plan purchases the first share of any MLAM-advised mutual fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements are available toll-free from Merrill Lynch Business Financial Services at (800) 237-7777.

DISTRIBUTION PLANS

    Reference is made to "Purchase of Shares--Distribution Plans" in the Prospectus for certain information with respect to the separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes.

    Payments of the account maintenance fees and/or distribution fees are subject to the provisions of Rule 12b-1 under the Investment Company Act.
Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance fees and/or distribution fees paid to the Distributor. In their consideration of each Distribution Plan, the Directors must consider all factors that they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and its related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Directors who are not "interested persons", as defined in the Investment Company Act, of the Fund (the "Independent Directors"), shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is a reasonable likelihood that such Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of the Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

    Limitations on the Payment of Deferred Sales Charges. The maximum sales charge rule in the Rules of Fair Practice of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC, borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges) plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor voluntarily has agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares, and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances, the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances, payments in excess of the amount payable under the NASD formula will not be made.


                             REDEMPTION OF SHARES

    Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

    The right to redeem shares or to receive payment with respect to any such redemption may be suspended only for periods during which trading on the New York Stock Exchange is restricted as determined by the Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission by order may permit for the protection of shareholders of the Fund.

DEFERRED SALES CHARGES--CLASS B AND CLASS C SHARES

    As discussed in the Prospectus under "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares", while Class B shares redeemed within four years of purchase are subject to a CDSC under most circumstances, the charge is waived on redemptions of Class B shares in connection with certain post-retirement withdrawals from an

Individual Retirement Account ("IRA") or other retirement plan or following the death or disability of a Class B shareholder. Redemptions for which the waiver applies are: (a) any partial or complete redemption in connection with a tax-free distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for the life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA; or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided that the redemption is requested within one year of the death or initial determination of disability.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

    Subject to policies established by the Board of Directors of the Fund, the Manager is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. In executing such transactions, the Manager seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Manager generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. The Fund has no obligation to deal with any broker or group of brokers in execution of transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who provide supplemental investment research to the Manager may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information. It is possible that certain supplementary investment research so received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other accounts or investment companies. In addition, consistent with the Rules of Fair Practice of the NASD and policies established by the Board of Directors of the Fund, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

    The Fund anticipates that its brokerage transactions involving securities of companies domiciled in countries other than the United States will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions are generally higher than in the United States, although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

    Foreign equity securities may be held by the Fund in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges or traded in over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, as well as GDRs traded in the United States, will be subject to negotiated commission rates.

    The Fund may invest in securities traded in the OTC markets and intends to deal directly with the dealers who make markets in the securities involved except in those circumstances where better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own account, the Fund will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, affiliated persons of the Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. See "Investment Objective and Policies--Investment Restrictions".

    The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategies.

    The Board of Directors has considered the possibilities of seeking to recapture for the benefit of the Fund brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Fund. After considering all factors deemed relevant, the Board of Directors made a determination not to seek such recapture. The Board will reconsider this matter from time to time.

    Section 11(a) of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act"), generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts which they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Fund and annual statements as to aggregate compensation will be provided to the Fund.


                       DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund will be determined by the Manager once daily Monday through Friday, as of 15 minutes after the close of business on the New York Stock Exchange (generally, 4:00 P.M., New York time), on each day during which the New York Stock Exchange is open for trading. The New York Stock Exchange is not open on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The Fund also will determine its net asset value on any day in which there is sufficient trading in its portfolio securities that the net asset value might be affected materially, but only if on any such day the Fund is required to sell or redeem shares. Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the investment advisory fees and any account maintenance and/or distribution fees, are accrued daily. The per share net asset value of Class B, Class C and Class D shares generally will be lower than the per share net asset value of Class A shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover, the per share net asset value of Class B and Class C shares generally will be lower than the per share net asset value of Class D shares, reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

    Portfolio securities which are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. When the Fund writes a call option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last asked price in the case of exchange-traded options or, in the case of options traded in the OTC market, the average of the last asked price as obtained from one or more dealers. Options purchased by the Fund are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the OTC market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Other investments, including financial futures contracts and related options, are stated at market value.

    Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. Such valuations and procedures will be reviewed periodically by the Board of Directors.

    Generally, trading in foreign securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Directors.


                             SHAREHOLDER SERVICES

    The Fund offers a number of shareholder services described below which are
designed to facilitate investment in its shares.   Full details as to each of
such services and copies of the various plans described below can be obtained from the Fund, the Distributor or Merrill Lynch. Certain of these services are available only to U.S. investors.

INVESTMENT ACCOUNT

    Each shareholder whose account is maintained at the Transfer Agent has an "Investment Account" and will receive, at least quarterly, statements from the Transfer Agent. The statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of income dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of income dividends.

    Share  certificates are issued only for full shares and only  upon the
specific request of the shareholder.   Issuance of certificates representing
all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

    Shareholders considering transferring their Class A or Class D shares from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class A or Class D shares so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he or she be issued certificates for the shares and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable
CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares. A shareholder may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent.

AUTOMATIC INVESTMENT PLANS

     A shareholder may make additions to an Investment Account at any time by purchasing Class A shares (if an eligible Class A investor as described in the Prospectus) or Class B, Class C or Class D shares at the applicable public offering price either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. Voluntary accumulation also can be made through a service known as
the Fund's Automatic   Investment  Plan   whereby  the   Fund   is  authorized
through pre-authorized checks or automated clearing house debits of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such
shareholder.   An investor whose  shares of the Fund  are held within a
CMA(Registered Trademark) or CBA(Registered Trademark) account may arrange to have periodic investments made in the Fund in amounts of $100 or more ($1 for retirement accounts) through the CMA(Registered Trademark)/CBA(Registered Trademark) Automated Investment Program.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     Unless specific instructions to the contrary are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be reinvested automatically in additional shares of the Fund. Such reinvestment will be at the net asset value of the shares of the Fund, without a sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing to receive their dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on or about the payment date. Cash payments also can be directly deposited to the shareholder's bank account. Shareholders, at any time, may notify the Transfer Agent in writing or by telephone (1-800-MER-FUND) that they no longer wish to have their dividends and/or distributions reinvested in shares of the Fund or vice versa, and commencing ten days after receipt by the Transfer Agent of such notice, those instructions will be effected.

SYSTEMATIC WITHDRAWAL PLANS--CLASS A AND CLASS D SHARES

     A Class A or Class D shareholder may elect to make systematic withdrawals from an Investment Account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired Class A or Class D shares of the Fund having a value, based upon cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with Class A or Class D shares with such a value of $10,000 or more.

     At the time of each withdrawal payment, sufficient Class A or Class D shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify either a dollar amount or a percentage of the value of his or her Class A or Class D shares. Redemptions will be made at net asset value as determined at the close of business of the New York Stock Exchange (currently 4:00 P.M., New York City time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the New York Stock Exchange is not open for business on such date, the Class A or Class D shares will be redeemed at the close of business on the following
business day.    The  check  for  the withdrawal payment will be mailed or the direct deposit of the withdrawal payment will be made on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends on all Class A or Class D shares in his or her Investment Account automatically are reinvested in Fund Class A or Class D shares, respectively. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor.

     Withdrawal payments should not be considered as dividends, yield or income. Each withdrawal is a taxable event. If periodic withdrawals
continuously exceed reinvested dividends,   the   shareholder's   original
investment   may   be   reduced correspondingly.  Purchases of  additional
Class  A  or Class  D shares  concurrent with  withdrawals are ordinarily
disadvantageous  to  the  shareholder  because   of  sales  charges  and  tax
liabilities. The Fund will not knowingly accept purchase orders for Class A or Class D shares of the Fund from investors who maintain a Systematic Withdrawal Plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

     Alternatively, a Class A or Class D shareholder whose shares are held within a CMA(Registered Trademark), CBA(Registered Trademark) or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(Registered Trademark)/CBA(Registered Trademark) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $25. The proceeds of systematic redemptions will be posted to the shareholder's account five business days after the date the shares are redeemed. Monthly systematic redemptions will be made at net asset value on the first Monday of each month; bimonthly systematic redemptions will be made at net asset value on the first Monday of every other month; and quarterly, semiannual or annual redemptions are made at net asset value on the first Monday of months selected at the
shareholder's option.   If the first Monday of the  month is a holiday, the
redemption will be processed at net asset value  on the next business day.
The Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automatic Investment Program. For more information on the CMA(Registered Trademark)/CBA(Registered Trademark) Systematic Redemption Program, eligible shareholders should contact their Merrill Lynch financial consultant.

EXCHANGE PRIVILEGE

     Shareholders of each class of shares of the Fund have an exchange privilege with certain other MLAM-advised mutual funds listed below. Under the Merrill Lynch Select Pricing/SM/ System, Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second MLAM-advised mutual fund if the shareholder holds any Class A shares of the second fund in his or her account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund.
If the Class A shareholder wants to exchange Class A shares for shares of a second MLAM-advised mutual fund, and the shareholder does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase
Class A shares  of the second fund.   Class B,  Class C and Class  D shares
will be exchangeable with shares of the same class of other MLAM-advised mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period of the newly acquired shares of the other fund as more fully described below. Class A, Class B, Class C and Class D shares also will be exchangeable for shares of certain MLAM-advised money market funds specifically designated below as available for exchange by holders of Class A, Class B, Class C or Class D
shares.   Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares utilized in an exchange must have been held by the shareholder for 15 days. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

     Exchanges of Class A or Class D shares outstanding ("outstanding Class A or Class D shares") for Class A or Class D shares of another MLAM-advised mutual fund ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A and Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares of the Fund generally may be exchanged into Class A or Class D shares of the other funds or into shares of the Class A or Class D money market funds with a reduced or without a sales charge.

     In addition, each of the funds with Class B or Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively, of another MLAM-advised mutual fund ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding Class B or Class C shares. Class B or Class C shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B or Class C shares acquired through
use of the exchange privilege.   In addition, Class B or Class C  shares of the
Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B or Class C shares of the fund from which the exchange has been made. For purposes of computing the sales charge that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of the Fund for those of Merrill Lynch Special Value Fund, Inc. ("Special Value Fund") after having held the Fund's Class B shares for two and a half years. The 2% CDSC that generally would apply to a redemption would
not apply  to the exchange.   Three years later the investor may decide to
redeem the Class B shares of Special Value Fund and receive cash. There will be no CDSC due on this redemption, since by "tacking" the two and a half year holding period of Fund Class B shares to the three year holding period for the Special Value Fund Class B shares, the investor will be deemed to have held the new Class B shares for more than five years.

     Shareholders also may exchange shares of the Fund into shares of a money market fund advised by the Manager or its affiliates, but the period of time that Class B or Class C shares are held in a money market fund will not count towards satisfaction of the holding period requirement for purposes of reducing the CDSC, or with respect to Class B shares, towards satisfaction of the
conversion period.   However, shares  of a money market fund which were
acquired as a result of an exchange for Class B or Class C shares of the Fund, in turn, may be exchanged back into Class B or Class C shares, respectively, of any fund offering such shares, in which event the holding period for Class B or Class C shares of the Fund will be aggregated with previous holding periods for purposes of reducing the CDSC. Thus, for example, an investor may exchange Class B shares of the Fund for shares of Merrill Lynch Institutional Fund after having held the Fund Class B shares for two and a half years and three years later decide to redeem the shares of Merrill Lynch Institutional Fund for cash. At the time of this redemption, the 2.0% CDSC that would have been due had the Class B shares of the Fund been redeemed for cash rather than exchanged for shares of Merrill Lynch Institutional Fund
will  be payable.    If instead  of  such redemption  the shareholder exchanged such shares for Class B shares of a fund which the shareholder continues to hold for an additional two and a half years, any subsequent redemption will not incur a CDSC.

     Set forth below is a description of the investment objectives of the other funds into which exchanges can be made:

Funds Issuing Class A, Class B, Class C and Class D Shares:

MERRILL LYNCH ADJUSTABLE RATE
    SECURITIES FUND, INC.  . . . . .   High  current  income  consistent  with
                                         a policy of limiting the degree of
                                         fluctuation in net asset value by
                                         investing primarily in a portfolio of
                                         adjustable rate securities, consisting
                                         principally of mortgage-backed and
                                         asset-backed securities.

MERRILL LYNCH AMERICAS
    INCOME FUND, INC.  . . . . . . .   A high level of current income,
                                         consistent with prudent investment
                                         risk, by  investing primarily in debt
                                         securities  denominated in a currency
                                         of a country located in the Western
                                         Hemisphere (i.e., North and South
                                         America and the surrounding waters).

MERRILL LYNCH ARIZONA LIMITED
    MATURITY MUNICIPAL BOND FUND . .     A portfolio of Merrill Lynch
                                           Multi-State Limited Maturity
                                           Municipal Series Trust, a series
                                           fund, whose investment objective is
                                           to provide investors with as high a
                                           level of income exempt from Federal
                                           and Arizona income taxes as is
                                           consistent with prudent investment
                                           management through investment in a
                                           portfolio primarily of intermediate-
                                           term investment grade Arizona
                                           Municipal Bonds.


MERRILL LYNCH ARIZONA
    MUNICIPAL BOND FUND  . . . . . .       A portfolio of Merrill Lynch
                                             Multi-State Municipal Series
                                             Trust, a series fund, whose
                                             investment objective is to provide
                                             investors with as high a level of
                                             income exempt from Federal and
                                             Arizona income taxes as is
                                             consistent with prudent investment
                                             management.
MERRILL LYNCH ARKANSAS
    MUNICIPAL BOND FUND  . . . . . .       A portfolio of Merrill Lynch
                                             Multi-State Municipal Series
                                             Trust, a series fund, whose
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal and Arkansas
                                             income taxes as is consistent with
                                             prudent investment management.

MERRILL LYNCH ASSET GROWTH
    FUND, INC. . . . . . . . . . . .        High total investment return,
                                              consistent with prudent risk,
                                              from investment in United States
                                              and  foreign  equity,  debt and
                                              money market securities the
                                              combination of which will be
                                              varied both with respect to types
                                              of securities and markets in
                                              response to changing market and
                                              economic trends.

MERRILL LYNCH ASSET INCOME
    FUND, INC. . . . . . . . . . . .       A high level of current income
                                             through investment primarily in
                                             United States fixed income
                                             securities.

MERRILL LYNCH BASIC
    VALUE FUND, INC. . . . . . . . .       Capital appreciation and,
                                             secondarily, income through
                                             investment  in securities,
                                             primarily equities, that are
                                             undervalued and therefore
                                             represent basic investment value.

MERRILL LYNCH CALIFORNIA
    INSURED MUNICIPAL BOND FUND. . .       A portfolio of Merrill Lynch
                                             California Municipal Series Trust,
                                             a series fund, whose objective is
                                             to provide as high a level of
                                             income exempt from Federal and
                                             California income taxes as is
                                             consistent with prudent investment
                                             management through investment in
                                             a portfolio consisting primarily
                                             of insured California Municipal
                                             Bonds.

MERRILL LYNCH CALIFORNIA LIMITED
    MATURITY MUNICIPAL BOND FUND . .       A portfolio of Merrill Lynch
                                             Multi-State Limited Maturity
                                             Municipal Series Trust, a series
                                             fund, whose objective is to
                                             provide as high a level of income
                                             exempt from Federal and California
                                             income taxes as is consistent with
                                             prudent investment management
                                             through investment in a portfolio
                                             primarily of intermediate-term
                                             investment grade California
                                             Municipal Bonds.

MERRILL LYNCH CALIFORNIA
    MUNICIPAL BOND FUND  . . . . . .       A portfolio of Merrill Lynch
                                             California Municipal Series Trust,
                                             a series fund, whose objective is
                                             to provide as high a level of
                                             income exempt from Federal and
                                             California income taxes as is
                                             consistent with prudent investment
                                             management.

MERRILL LYNCH
    CAPITAL FUND, INC.   . . . . . .       The highest total investment return
                                             consistent with prudent risk
                                             through a fully managed investment
                                             policy utilizing equity, debt and
                                             convertible securities.

MERRILL LYNCH COLORADO
    MUNICIPAL BOND FUND. . . . . . .       A portfolio of Merrill Lynch
                                             Multi-State Municipal Series
                                             Trust, a series fund, whose
                                             objective is to provide as high
                                             a level of income exempt from
                                             Federal and Colorado income
                                             taxes as is consistent with
                                             prudent investment management.

MERRILL LYNCH CONNECTICUT
    MUNICIPAL BOND FUND  . . . . . .       A portfolio of Merrill Lynch
                                             Multi-State Municipal Series
                                             Trust, a series fund, whose
                                             objective is to provide as high
                                             a level of income exempt from
                                             Federal and Connecticut income
                                             taxes as is consistent with
                                             prudent investment management.

MERRILL LYNCH CORPORATE
    BOND FUND, INC.  . . . . . . . .       Current income from three separate
                                             diversified portfolios of fixed
                                             income securities.

MERRILL LYNCH DEVELOPING
    CAPITAL MARKETS FUND, INC. . . .       Long-term capital appreciation
                                             through investment in securities,
                                             principally equities, of issuers
                                             in countries having smaller
                                             capital markets.

MERRILL LYNCH DRAGON
    FUND, INC.   . . . . . . . . . .       Capital appreciation primarily
                                             through investment in equity and
                                             debt securities of issuers
                                             domiciled in developing countries
                                             located in Asia and the Pacific
                                             Basin other than Japan, Australia
                                             and New Zealand.

MERRILL LYNCH EUROFUND . . . . . . .       Capital appreciation primarily
                                             through investment in equity
                                             securities of corporations
                                             domiciled in Europe.


MERRILL LYNCH FEDERAL
    SECURITIES TRUST . . . . . . . .       High current return through
                                             investment in U.S. Government
                                             and Government agency securities,
                                             including GNMA mortgage-backed
                                             certificates and other mortgage-
                                             backed Government securities.


MERRILL LYNCH FLORIDA LIMITED
    MATURITY MUNICIPAL BOND FUND . .       A portfolio of Merrill Lynch
                                             Multi-State Limited Maturity
                                             Municipal Series Trust, a
                                             series fund, whose objective is
                                             to provide as high a level of
                                             income exempt from Federal income
                                             taxes as is consistent with
                                             prudent investment management
                                             while serving to offer investors
                                             the opportunity to own securities
                                             exempt from Florida intangible
                                             personal property taxes through
                                             investment in a portfolio
                                             primarily of intermediate-term
                                             investment grade Florida Municipal
                                             Bonds.

MERRILL LYNCH FLORIDA
    MUNICIPAL BOND FUND  . . . . . .       A portfolio of Merrill Lynch
                                             Multi-State Municipal Series
                                             Trust, a series fund, whose
                                             objective is to provide as high
                                             a level of income exempt from
                                             Federal income taxes as is
                                             consistent with prudent investment
                                             management while seeking to offer
                                             investors the opportunity to own
                                             securities exempt from Florida
                                             intangible personal property
                                             taxes.

MERRILL LYNCH FUNDAMENTAL
    GROWTH FUND, INC.  . . . . . . .       Long-term growth of capital through
                                             investment in a portfolio of
                                             equity securities placing
                                             particular emphasis on companies
                                             that have exhibited an above-
                                             average growth rate in earnings.

MERRILL LYNCH FUNDAMENTAL VALUE
    PORTFOLIO (available only for
    exchanges by certain individual
    retirement accounts for which
    Merrill Lynch acts as custodian
    and by certain CBA(Registered
    Trademark) Accounts and
    CMA(Registered Trademark)
    Sub-Accounts). . . . . . . . . .       A portfolio of Merrill Lynch Asset
                                             Builder Program, Inc., a series
                                             fund, whose objective is to
                                             provide capital appreciation and
                                             income by investing in securities,
                                             with at least 65%  of the
                                             portfolio's assets being invested
                                             in equities.

MERRILL LYNCH FUND
    FOR TOMORROW, INC.   . . . . . .       Long-term growth through investment
                                             in a portfolio of good quality
                                             securities, primarily common
                                             stock, potentially positioned to
                                             benefit from demographic and
                                             cultural changes as they affect
                                             consumer markets.

MERRILL LYNCH GLOBAL
    ALLOCATION FUND, INC.  . . . . .       High total return consistent with
                                             prudent risk, through a fully
                                             managed investment policy
                                             utilizing U.S. and foreign equity,
                                             debt and money market securities,
                                             the combination of which will be
                                             varied from time to time both
                                             with respect to the types of
                                             securities and markets in response
                                             to changing market and economic
                                             trends.


MERRILL LYNCH GLOBAL BOND FUND FOR
    INVESTMENT AND RETIREMENT. . . .       High total investment return from
                                             investment in a global portfolio
                                             of debt investments denominated
                                             in various currencies and
                                             multi-national currency units.

MERRILL LYNCH GLOBAL
    CONVERTIBLE FUND, INC.   . . . .       High total return from investment
                                             primarily in an internationally
                                             diversified portfolio of
                                             convertible debt securities,
                                             convertible preferred stock and
                                             "synthetic"  convertible
                                             securities consisting of a
                                             combination of debt securities
                                             or preferred stock and warrants
                                             or options.

MERRILL LYNCH GLOBAL HOLDINGS
    (residents of Arizona must meet
    investor suitability standards).       The highest total investment return
                                             consistent with prudent risk
                                             through worldwide investment in
                                             an internationally diversified
                                             portfolio of securities.

MERRILL LYNCH GLOBAL OPPORTUNITY
    PORTFOLIO (available only for
    exchanges by certain individual
    retirement accounts for which
    Merrill Lynch acts as custodian
    and by certain CBA(Registered
    Trademark) Accounts and
    CMA(Registered Trademark)
    Sub-Accounts). . . . . . . . . .       A portfolio of Merrill Lynch Asset
                                             Builder Program, Inc., a series
                                             fund, whose objective is to seek
                                             long-term growth of capital by
                                             investing in a portfolio of equity
                                             securities placing particular
                                             emphasis on companies that have
                                             exhibited above-average growth
                                             rates in earnings.

MERRILL LYNCH GLOBAL RESOURCES
    TRUST. . . . . . . . . . . . . .       Long-term growth and protection
                                             of capital from investment in
                                             securities of domestic and foreign
                                             companies that possess substantial
                                             natural resource assets.

MERRILL LYNCH GLOBAL SMALLCAP
    FUND, INC.   . . . . . . . . . .       Long-term growth of capital by
                                             investing primarily in equity
                                             securities of companies with
                                             relatively small market
                                             capitalizations located in various
                                             foreign countries and in the
                                             United States.

MERRILL LYNCH GLOBAL UTILITY
    FUND, INC.   . . . . . . . . . .       Capital appreciation and current
                                             income through investment of at
                                             least 65% of its total assets in
                                             equity and debt securities issued
                                             by domestic and foreign companies
                                             which are primarily engaged in the
                                             ownership or operation of
                                             facilities used to generate,
                                             transmit or  distribute
                                             electricity, telecommunications,
                                             gas or water.

MERRILL LYNCH GROWTH FUND FOR
    INVESTMENT AND RETIREMENT  . . .       Growth of capital and, secondarily,
                                             income from investment in a
                                             diversified portfolio of equity
                                             securities placing a principal
                                             emphasis on those securities which
                                             management of the fund believes to
                                             be undervalued.

MERRILL LYNCH GROWTH OPPORTUNITY
    PORTFOLIO (available only for
    exchanges by certain individual
    retirement accounts for which
    Merrill Lynch acts as custodian
    and by certain CBA(Registered
    Trademark) accounts and
    CMA(Registered Trademark)
    Sub-Accounts)  . . . . . . . . .       A portfolio of Merrill Lynch Asset
                                             Builder Program, Inc., a series
                                             fund, whose objective is to seek
                                             long-term growth of capital by
                                             investing in a portfolio of equity
                                             securities placing particular
                                             emphasis on companies that have
                                             exhibited above-average growth
                                             rates in earnings.


MERRILL LYNCH HEALTHCARE FUND, INC.
    (residents of Wisconsin must meet
    investor suitability standards). . . . Capital appreciation through worldwide investment in equity
                                            securities  of companies that
                                            derive or  are expected to derive
                                            a substantial portion of their
                                            sales from products and services
                                            in healthcare.

MERRILL LYNCH INTERNATIONAL
    EQUITY FUND . . .. . . . . . . . . . . .Capital appreciation and, secondarily, income by investing
                                             in a diversified portfolio of
                                             equity securities of issuers
                                             located in countries other than
                                             the United States.

MERRILL LYNCH LATIN
    AMERICA FUND, INC. . . . . . . . . . . .Capital appreciation by investing primarily in Latin American equity
                                             and debt securities.

MERRILL LYNCH MARYLAND
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal and Maryland
                                             income taxes as is consistent with
                                             prudent investment management.

MERRILL LYNCH MASSACHUSETTS LIMITED
    MATURITY MUNICIPAL BOND FUND. . . . . . A portfolio of Merrill Lynch Multi-
                                             State Limited Maturity Municipal
                                             Series Trust, a series fund, whose
                                             investment objective is to provide
                                             investors with as high a level of
                                             income exempt from Federal and
                                             Massachusetts income taxes as is
                                             consistent with prudent investment
                                             management through investment in a
                                             portfolio primarily of
                                             intermediate-term investment grade
                                             Massachusetts Municipal Bonds.

MERRILL LYNCH MASSACHUSETTS
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal and
                                             Massachusetts income taxes as is
                                             consistent with prudent investment
                                             management.

MERRILL LYNCH MICHIGAN LIMITED
    MATURITY MUNICIPAL BOND FUND. . . .  . .A portfolio of Merrill Lynch Multi-
                                             State Limited Maturity Municipal
                                             Series Trust, a series fund, whose
                                             investment objective is to provide
                                             investors with as high a level of
                                             income exempt from Federal and
                                             Michigan income taxes as is
                                             consistent with prudent investment
                                             management through investment in a
                                             portfolio primarily of
                                             intermediate-term investment grade
                                             Michigan Municipal Bonds.

MERRILL LYNCH MICHIGAN
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal and Michigan
                                             income taxes as is consistent with
                                             prudent investment management.

MERRILL LYNCH MINNESOTA
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide
                                             investors with as high a level
                                             of income exempt from Federal
                                             and Minnesota income taxes as
                                             is consistent with prudent
                                             investment management.

MERRILL LYNCH MUNICIPAL
    BOND FUND, INC . . . . . . . . . . . . .Tax-exempt income from three separate diversified portfolios
                                             of municipal bonds.

MERRILL LYNCH MUNICIPAL
    INTERMEDIATE TERM FUND. . . . . . . . . Currently the only portfolio of
                                             Merrill Lynch Municipal Series
                                             Trust, a series fund, whose
                                             investment objective is to provide
                                             investors with as high a level as
                                             possible of income exempt from
                                             Federal income taxes by investing
                                             in investment grade obligations
                                             with a dollar weighted average
                                             maturity of five to twelve years.

MERRILL LYNCH NEW JERSEY LIMITED
    MATURITY MUNICIPAL BOND FUND. . . . . . A portfolio of Merrill Lynch
                                             Multi-State Limited Maturity
                                             Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal and New Jersey
                                             income taxes as is consistent with
                                             prudent investment management
                                             through a portfolio primarily of
                                             intermediate-term investment
                                             grade New Jersey Municipal Bonds.

MERRILL LYNCH NEW JERSEY
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal and New Jersey
                                             income taxes as is consistent
                                             with prudent investment management.
MERRILL LYNCH NEW MEXICO
    MUNICIPAL BOND FUND. . . . . . . . . . A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide
                                             investors with as high a level
                                             of income exempt from Federal
                                             and New Mexico income taxes as is
                                             consistent with prudent investment
                                             management.

MERRILL LYNCH NEW YORK LIMITED
    MATURITY MUNICIPAL BOND FUND. . . . . . A portfolio of Merrill Lynch
                                             Multi-State Limited Maturity
                                             Municipal Series Trust, a series
                                             fund, whose investment objective
                                             is to provide investors with as
                                             high a level of income exempt
                                             from Federal, New York State
                                             and New York City income taxes
                                             as is consistent with prudent
                                             investment management through
                                             investment in a portfolio
                                             primarily of intermediate-term
                                             investment grade New York
                                             Municipal Bonds.

MERRILL LYNCH NEW YORK
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal, New York
                                             State and New York City income
                                             taxes as is consistent with
                                             prudent investment management.

MERRILL LYNCH NORTH CAROLINA
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal and North
                                             Carolina income taxes as is
                                             consistent with prudent investment
                                             management.


MERRILL LYNCH OHIO
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal and Ohio
                                             income taxes as is consistent
                                             with prudent investment management.

MERRILL LYNCH OREGON
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal and Oregon
                                             income taxes as is consistent
                                             with prudent investment
                                             management.

MERRILL LYNCH PACIFIC FUND, INC.. . . . . . Capital appreciation by investing in equity securities of
                                             corporations domiciled in Far
                                             Eastern and Western Pacific
                                             countries, including Japan,
                                             Australia, Hong Kong, Singapore
                                             and the Philippines.

MERRILL LYNCH PENNSYLVANIA
    LIMITED MATURITY MUNICIPAL
    BOND FUND. . . . . . . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Limited Maturity Municipal
                                             Series Trust, a series fund, whose
                                             investment objective is to provide
                                             investors with as high a level of
                                             income exempt from Federal and
                                             Pennsylvania income taxes as is
                                             consistent with prudent investment
                                             management through investment in
                                             a portfolio of intermediate-term
                                             investment grade Pennsylvania
                                             Municipal Bonds.

MERRILL LYNCH PENNSYLVANIA
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal and
                                             Pennsylvania income taxes as is
                                             consistent with prudent investment
                                             management.

MERRILL LYNCH PHOENIX
    FUND, INC. . . . . . . . . . . . . . . .Long-term growth of capital by investing in equity and fixed
                                             income securities, including tax-
                                             exempt securities, of issuers in
                                             weak financial condition or
                                             experiencing poor operating
                                             results believed to be undervalued
                                             relative to the current or
                                             prospective condition of such
                                             issuer.

MERRILL LYNCH QUALITY BOND
    PORTFOLIO(only available for exchanges
    by certain individual retirement accounts
    for which Merrill Lynch acts as custodian and
    by certain CBA(Registered Trademark)
    Accounts and CMA(Registered Trademark)
    Sub-Accounts). . . . . . . . . . . . . .A portfolio of Merrill Lynch
                                             Retirement Asset Builder Program,
                                             Inc., a series fund, whose
                                             objective is to provide a high
                                             level of current income through
                                             investment in a diversified
                                             portfolio of debt obligations,
                                             such as corporate bonds and
                                             notes, convertible securities,
                                             preferred stocks and governmental
                                             obligations.

MERRILL LYNCH SHORT-TERM
    GLOBAL INCOME FUND, INC. . . . . . . . .As high a level of current income as is consistent with prudent
                                             investment management from a
                                             global portfolio of high quality
                                             debt securities denominated in
                                             various currencies and
                                             multinational currency units and
                                             having remaining maturities not
                                             exceeding three years.

MERRILL LYNCH SPECIAL
    VALUE FUND, INC. . . . . . . . . . . . .Long-term growth of capital from investments in securities,
                                             primarily common stocks, of
                                             relatively small companies
                                             believed to have special
                                             investment value and emerging
                                             growth companies regardless of
                                             size.

MERRILL LYNCH STRATEGIC
    DIVIDEND FUND. . . . . . . . . . . . . .Long-term total return from investment in dividend paying
                                             common stocks which yield more
                                             than Standard & Poor's 500
                                             Composite Stock Price Index.

MERRILL LYNCH TECHNOLOGY FUND, INC. . . . . Capital appreciation through worldwide investment in equity
                                             securities of companies that
                                             derive or are expected to
                                             derive a substantial portion
                                             of their sales from products and
                                             services in technology.

MERRILL LYNCH TEXAS
    MUNICIPAL BOND FUND. . . . . . . . . . .A portfolio of Merrill Lynch Multi-
                                             State Municipal Series Trust, a
                                             series fund, whose investment
                                             objective is to provide investors
                                             with as high a level of income
                                             exempt from Federal income taxes
                                             as is consistent with prudent
                                             investment management by investing
                                             primarily in a portfolio of long-
                                             term, investment grade obligations
                                             issued by the State of Texas, its
                                             political subdivisions, agencies
                                             and instrumentalities.

MERRILL LYNCH UTILITY
    INCOME FUND, INC.. . . . . . . . . . . .High current income through investment in equity and debt
                                             securities issued by companies
                                             which are primarily engaged in
                                             the ownership or operation of
                                             facilities used to generate,
                                             transmit or distribute
                                             electricity, telecommunications,
                                             gas or water.


MERRILL LYNCH U.S. GOVERNMENT
    SECURITIES PORTFOLIO (available only
    for exchanges by certain individual
    retirement accounts for which Merrill
    Lynch acts as custodian and by certain
    CBA(Registered Trademark)  Accounts
    and CMA(Registered Trademark) Sub-
    Accounts). . . . . . . . . . . . . . . .A portfolio of Merrill Lynch
                                             Retirement Asset Builder Program,
                                             Inc., a series fund, whose
                                             objective is to provide a high
                                             current return through investments
                                             in U.S. Government and government
                                             agency securities, including GNMA
                                             mortgage-backed certificates and
                                             other mortgage-backed government
                                             securities.


MERRILL LYNCH WORLD INCOME FUND, INC. . . . High current income  by investing in a global portfolio of fixed
                                             income securities denominated in
                                             various currencies, including
                                             multi-national currencies.

Class A Share Money Market Funds:

MERRILL LYNCH READY ASSETS TRUST. . . . . . Preservation of capital, liquidity and the highest possible current
                                             income consistent with the
                                             foregoing investment objectives
                                             from the short-term money market
                                             securities in which the fund
                                             invests.

MERRILL LYNCH RETIREMENT RESERVES
    MONEY FUND (available only for
    exchanges within certain retirement
    plans). . . . . . . . . . . . . . . . . Currently the only portfolio of
                                             Merrill Lynch Retirement Series
                                             Trust, a series fund, whose
                                             investment objectives are current
                                             income, preservation of capital
                                             and liquidity available from
                                             investment in a diversified
                                             portfolio of short-term money
                                             market securities.

MERRILL LYNCH U.S.A. GOVERNMENT
    RESERVES. . . . . . . . . . . . . . . . Preservation of capital, liquidity and current income available from
                                             investment in direct obligations
                                             of the U.S. Government and
                                             repurchase agreements relating
                                             to such securities.

MERRILL LYNCH U.S. TREASURY
    MONEY FUND. . . . . . . . . . . . . . . Preservation of capital, liquidity and current income through
                                             investment exclusively in a
                                             diversified portfolio of
                                             short-term marketable securities
                                             which are direct obligations of
                                             the U.S. Treasury.

Class B, Class C and Class D Share Money Market Funds:

MERRILL LYNCH GOVERNMENT FUND. . . . . . . .A portfolio of Merrill Lynch Funds for Institutions Series, a series
                                             fund, whose investment objective
                                             is to provide investors with
                                             current income consistent with
                                             liquidity and security of
                                             principal from investment in
                                             securities issued or guaranteed
                                             by the U.S. Government, its
                                             agencies and instrumentalities
                                             and in repurchase agreements
                                             secured by such obligations.

MERRILL LYNCH INSTITUTIONAL FUND. . . . . . A portfolio of Merrill Lynch Funds for Institutions Series, a series
                                             fund, whose investment objective
                                             is to provide investors with
                                             maximum current  income consistent
                                             with liquidity and the maintenance
                                             of a high quality portfolio of
                                             money market securities.

MERRILL LYNCH INSTITUTIONAL
    TAX-EXEMPT FUND. . . . . . . . . . . . .A portfolio of Merrill Lynch Funds for Institutions Series, a series
                                             fund, whose investment objectives
                                             are to provide investors with
                                             current income exempt from Federal
                                             income taxes, preservation of
                                             capital and liquidity available
                                             from investment in a diversified
                                             portfolio of short-term, high
                                             quality municipal bonds.

MERRILL LYNCH TREASURY FUND. . . . . . . . .A portfolio of Merrill Lynch Funds for Institutions Series, a series
                                             fund, whose investment objective
                                             is to provide investors with
                                             current income consistent with
                                             liquidity and security of
                                             principal from investment in
                                             direct obligations of the U.S.
                                             Treasury and up to 10% of its
                                             total assets in repurchase
                                             agreements secured by such
                                             obligations.

    Before effecting an exchange, shareholders of the Fund should obtain a currently effective prospectus of the fund into which the exchange is to be made.

    To exercise the exchange privilege, shareholders should contact their Merrill Lynch financial consultant, who will advise the Fund of the exchange. Shareholders of the Fund, and shareholders of the other funds described above with shares for which certificates have not been issued, may exercise the
exchange privilege  by wire through their securities dealers.   The  Fund
reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified  or terminated in  accordance with the  rules of the  Securities and
Exchange Commission.   The Fund reserves  the right  to limit the  number of
times an investor may exercise the  exchange privilege.   Certain funds may
suspend  the continuous offering of their shares to  the general  public at
any time  and thereafter  may resume  such offering from time to time.   The
exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

                                    TAXES

    The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. If it so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to Class A, Class B, Class C and Class D shareholders (together, the "shareholders"). The Fund intends to distribute substantially all of such income.

    Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in warrants, futures and options)
("capital gain dividends")  are  taxable   to  shareholders  as  long-term
capital  gains, regardless of the length of time the shareholder has owned
Fund shares.   Any loss  upon the sale or exchange of Fund shares held for six months or less, however, will be treated as long-term capital loss to the
extent  of  any   capital  gain  dividends   received  by  the   shareholder.
Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

   Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends. A portion of the Fund's ordinary income dividends may be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, the Fund will allocate dividends eligible for the dividends received deduction among the Class A, Class B, Class C and Class D shareholders according to a method (which it believes is consistent with the Securities and Exchange Commission rule permitting the issuance and sale of multiple classes of stock) that is based on the gross income allocable to Class A, Class B, Class C and Class D shareholders during the taxable year, or such other method as the Internal
Revenue Service may prescribe.   If the Fund pays a dividend  in January that
was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

    Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

    Under certain  provisions of the Code,  some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends, and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge,
have furnished an incorrect number.   When establishing an account, an investor
must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

    Dividends and interest received by the Fund may give rise to withholding
and other taxes imposed by foreign countries.   Tax conventions between certain
countries and the United States may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code.
For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate shares of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income
taxes.   No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes. For this purpose, the Fund will allocate foreign taxes and foreign source income among the Class A, Class B, Class C and Class D shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction.

    No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period for the acquired Class D shares will include the holding period for the converted Class B shares.

    If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the
absence  of the  exchange  privilege.   Instead, such  sales  charge will  be
treated as an amount paid for the new shares.

    A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61 day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

    The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income determined on a calendar year basis and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

    The Fund may invest in securities rated in the medium to lower rating categories of nationally recognized rating organizations, and in unrated securities ("high yield/high risk securities"), as described in the Prospectus. Some of these high yield/high risk securities may be purchased at a discount and may therefore cause the Fund to accrue income before amounts due under the obligations are paid. In addition, a portion of the interest payments on such high yield/high risk securities may be treated as dividends for federal income tax purposes; in such case, if the issuer of such high yield/high risk securities is a domestic corporation, dividend payments by the Fund will be eligible for the dividends received deduction to the extent of the deemed dividend portion of such interest payments.

    The Fund may invest up to 10% of its total assets in securities of other investment companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an additional tax in the nature of interest (the "interest charge"), on a portion of the distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, under proposed regulations the Fund would be able to elect to "mark to market" at the end
of each taxable year all shares that it holds in PFICs.   If it made this
election, the  Fund would recognize as ordinary income any increase in the
value of such shares.   Unrealized losses, however, would not be recognized.
By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to its distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs and its proceeds from dispositions of PFIC stock.

TAX TREATMENT OF FUTURES, OPTIONS AND FORWARD FOREIGN EXCHANGE TRANSACTIONS

    The Fund may write, purchase or sell futures, options or forward foreign exchange contracts. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or financial futures contract will be treated as sold for its fair market value on the last day of the taxable year. Unless such contract is a non-equity option or a regulated futures contract for a non-U.S. currency for which the Fund elects to have gain or loss treated as ordinary gain or loss under Code Section 988 (as described below), gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section  1256 contracts held  by the Fund  may alter the timing
and  character of distributions  to shareholders.   The  mark-to-market rules
outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest or currency exchange rates with respect to its investments.

    A forward foreign exchange contract that is a Section 1256 contract will be marked to market, as described above. However, the character of gain or loss from such a contract will generally be ordinary under Code Section 988. The Fund may, nonetheless, elect to treat the gain or loss from certain forward foreign exchange contracts as capital. In this case, gain or loss realized in connection with a forward foreign exchange contract that is a
Section 1256 contract will be characterized as 60% long-term and 40% short-term capital gain or loss.

    Code Section 1092, which applies to certain "straddles", may affect the taxation of the Fund's sales of securities and transactions in futures, options and forward foreign exchange contracts and its short sales of
securities.   Under Section 1092,  the Fund may be required to postpone
recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in futures, options and forward foreign exchange contracts and short sales of securities.

    One  of the requirements for qualification as a RIC is that less than 30%
of the Fund's gross income  be derived from   gains from the  sale or other
disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting certain short sales and closing transactions within three months after entering into an option or futures contract.

SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS

    In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, foreign currency futures and forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to the Fund.

    Under Code Section 988, special rules are provided for certain transactions in a currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from certain debt instruments, from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary
income or loss  under Code Section 988.   In certain circumstances,  the Fund
may elect capital gain or loss treatment for such transactions.   Regulated
futures contracts, as described above, will be taxed under Code Section 1256 unless application of Section 988 is elected by the Fund. In general, however, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to
shareholders as ordinary income.   Additionally, if Code Section 988 losses
exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary income dividend distributions, and all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares, and resulting in a capital gain for any shareholder who received a distribution greater than the shareholder's tax basis in Fund shares (assuming the shares were held as a capital asset). These rules and the mark-to-market rules described above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of currency fluctuations with respect to its investments.

    The Treasury Department has the authority to issue regulations concerning the recharacterization of principal repayments and interest payments with respect to debt obligations issued in hyperinflationary currencies, which may include the currencies of certain countries in which the Fund intends to invest. To date, no such regulations have been issued.

    The foregoing is a general and abbreviated summary  of the  applicable
provisions of the Code and Treasury regulations presently in effect.    For
the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

    Ordinary income and capital gain dividends also may be subject to state and local taxes.

    Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

    Shareholders are urged to consult their own tax advisers regarding
specific questions as to Federal, foreign, state or local taxes.   Foreign
investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                               PERFORMANCE DATA

    From time to time the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return is determined separately for Class A, Class B, Class C and Class D shares in accordance with a formula specified by the Securities and Exchange Commission.

    Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares.

    The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted, and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

    In order to reflect the reduced sales charges in the case of Class A or Class D shares, or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares", respectively, the total return data quoted by the Fund in advertisements directed to such investors may take into account reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses may be deducted.

                             GENERAL INFORMATION

DESCRIPTION OF SHARES

    The Fund was incorporated under Maryland law on Marc 8, 1996. It has an authorized capital of 400,000,000 shares of Common Stock, par value $0.10 per share, divided into four classes, designated Class A, Class B, Class C and
Class D Common Stock, each of which consists  of 100,000,000 shares.   Shares
of  Class A,  Class B, Class  C and Class D Common Stock represent interests in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions except that the Class B, Class C and Class D shares bear certain expenses related to the account maintenance and/or distribution of such shares and have exclusive voting rights with respect to matters relating to such account maintenance and/or
distribution expenditures.   The Fund may issue additional classes of shares
if the Board of Directors deems such issuance to be in the best interest of the Fund. Upon liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders, except for any expenses which may be attributable
only to one class.   Shares have no preemptive or conversion rights.   The
rights of redemption and exchange are described elsewhere herein and in the Prospectus. Shares are fully paid and nonassessable by the Fund.

    Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to a vote of shareholders, except that shareholders of a class bearing account maintenance and/or distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such account maintenance and/or distribution expenditures. The Fund does not intend to hold annual meetings of shareholders in any year in which the Investment Company Act does not
require shareholders to elect Directors.   Also, the by-laws of the Fund
require that a special meeting of shareholders be held upon the written request of at least 10% of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law. Voting rights for Directors are not cumulative. Shares issued are fully paid and non-
assessable and have no preemptive or conversion rights.   Redemption rights are
discussed elsewhere herein and in the Prospectus.  Each share of Class A,
Class B, Class C and Class D Common Stock is entitled to participate equally in dividends declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities, except that, as noted above, expenses related to the account maintenance and/or distribution of the Class B, Class C and Class D shares will be borne
solely  by such  class.   Stock certificates are issued by the Transfer Agent
only on specific request.   Certificates for fractional shares are not issued
in any case.

    The Manager provided the initial capital for the Fund by purchasing 10,000 shares of common stock of the Fund for $100,000. Such shares were acquired for investment and can only be disposed of by redemption. The organizational expenses of the Fund (estimated at approximately $________)
will  be paid by the Fund and will be amortized over a period not exceeding
five years.    The proceeds realized by the Manager upon the redemption of any of the shares initially purchased by it will be reduced by the proportional amount of the unamortized organizational expenses which the number of such initial shares being redeemed bears to the number of shares initially purchased. As of the date of this Statement of Additional Information, the Manager owned 100% of the outstanding shares of Common Stock of the Fund.
The Manager may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

COMPUTATION OF OFFERING PRICE PER SHARE

    An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of the Fund based on the projected value of the Fund's estimated net assets and projected number of shares outstanding on the date its shares first are offered for sale to public investors is as follows:

                              CLASS A      CLASS B       CLASS C      Class D
                               -----        -----         -----        -----

Net Assets                     $25,000      $25,000      $25,000      $25,000
Number of Shares Outstanding     2,500        2,500        2,500        2,500
Net Asset Value Per Share (net
    assets divided by number of
    shares outstanding)         $10.00       $10.00       $10.00       $10.00
Sales Charge (for Class A and
    Class D Shares: 5.25% of
    offering price (5.54% of
    net amount invested*)       $  .55          **           **         $  .55
                                 -----        -----        -----         ------
Offering Price                  $10.55       $10.00       $10.00        $10.55
____________________
 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Purchase of Shares-- Deferred Sales Charge Alternatives--Class B and Class C Shares" in the Prospectus and "Redemption of Shares--Deferred Sales Charges--Class B and Class C Shares" herein.



INDEPENDENT AUDITORS

    __________________________________________,  has  been  selected  as  the independent auditors of the Fund. The selection of independent auditors is subject to ratification by the shareholders of the Fund. In addition, the employment of such auditors may be terminated without penalty by a vote of a majority of the outstanding shares of the Fund at a meeting called for the
purpose of terminating such employment.   The independent auditors are
responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

    _________________________________________,  (the  "Custodian"),  acts  as
the custodian of the  Fund's assets.   Under  its  contract with  the Fund,
the Custodian is authorized, among other things, to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside of the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

TRANSFER AGENT

    Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's transfer agent (the "Transfer Agent"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Management of the Fund--Transfer Agency Services" in the Prospectus.

LEGAL COUNSEL

    Brown & Wood, One World Trade Center, New York, New York 10048-0557, is counsel for the Fund.

REPORTS TO SHAREHOLDERS

    The fiscal year of the  Fund ends on ___________ of each year.   The Fund
sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders
each  year.   After the end  of each  year shareholders will receive Federal income tax information regarding dividends.


ADDITIONAL INFORMATION

    The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act, and the Investment Company Act, to which reference is hereby made.

    Under a separate agreement, ML & Co. has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted ML & Co. under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.

                                   APPENDIX
                RATINGS OF DEBT SECURITIES AND PREFERRED STOCK

DESCRIPTION OF CORPORATE DEBT RATINGS 'S INVESTORS SERVICES, INC. ("MOODY'S")

Aaa    Bonds which are  rated Aaa are judged  to be  of the best quality.   They
       carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a larger or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain  protective  elements may  be lacking  or may  be
       characteristically  unreliable over  any great  length of time.   Such
       bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest payments and principal repayments may be very moderate and thereby not well safeguarded during both good and bad times over the
       future.   Uncertainty of position  characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investments. Assurance of interest payments and principal repayments or of maintenance of other terms of the contract over any long position characterizes bonds in this class.

Caa    Bonds which are rated Caa are of poor standing.   Such issues  may be in
       default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating
system.   The modifier 1 indicates that  the security ranks  in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

    The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation
of a rated issuer or issued  in conformity with any applicable law.   Moody's
employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    --Leading market positions in well established industries.

    --High rates of return on funds employed.

    --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    --Well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be
more affected  by external conditions.   Ample alternate liquidity is
maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may e more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

    If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, in assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.
Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

    Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols presented below are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

    Preferred stock rating symbols and their definitions are as follows:

"aaa" An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

"aa" An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

"a" An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

"baa" An issue which is rated "baa" is considered to be medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

"ba" An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well
         safeguarded during  adverse  periods.    uncertainty  of  position
         characterizes preferred stocks in this class.

"b" An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

"caa" An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

"ca" An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

"c" This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Note:   Moody's applies  numerical modifiers 1,  2 and  3 in  each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF CORPORATE DEBT RATINGS OF STANDARD & POOR'S RATINGS GROUP ("STANDARD & POOR'S")

    A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    The  ratings   are   based,  in   varying  degrees,   on  the   following
considerations: (1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   Debt  rated  BBB  is regarded  as  having  an adequate  capacity  to  pay
      interest and repay principal.   Whereas  it normally  exhibits  adequate
      protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal from debt in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C
      the highest.   While such  debt will likely have some quality and
      protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest payments
      and principal  repayments.   The BB  rating category  also is  used for
      debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-- rating.

CCC Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B-- rating.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will e used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-):

    The ratings from AA to CCC may be modified by the addition of a plus or minus sing to show relative standing within the major rating categories.

c The letter c indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

L The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

P The letter p indicate that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such
      completion.   The investor should exercise his own judgment with respect to such likelihood and risk.

* Continuance of the rating is contingent upon Standard & Poor's receipt for an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated

    Debt  obligations   of  issuers  outside  the   United  States  and   its
territories are rated on the same basis as domestic corporate and municipal
issues.   The  ratings measure the creditworthiness  of  the obligor  but do not take into account currency exchange and related uncertainties.

    Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA', "A", "BBB", commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

    A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D     Debt rated "D"  is in payment default.   The "D" rating  category is used
      when interest payments or principal repayments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

    A commercial paper rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on
occasion, rely on unaudited financial information.   The ratings may be
changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

DESCRIPTION OF STANDARD & POOR'S PREFERRED STOCK RATINGS

    A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is
intrinsically different from, and subordinated to, a debt issue.   Therefore,
to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

      The preferred stock ratings are based on the following considerations:

I. Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

II.   Nature of, and provisions of, the issue.

III.  Relative  position  of  the  issue   in  the  event  of  bankruptcy,
      reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated "A"" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

A An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB Preferred stock rated "BB", "B", and "CCC" are regarded, on balance, as predominantly speculative with
B     respect to the issuer's capacity to pay portions.   "BB" indicates  the
      lowest degree of
CCC   speculation and "CCC" the highest degree  of speculation.   While  such
      issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C     A preferred stock rated "C" is a non-paying issue.

D A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-):

    To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

                    MERRILL LYNCH GLOBAL VALUE FUND, INC.

                     STATEMENT OF ASSETS AND LIABILITIES

                            _______________, 1996

Assets:
    Cash in Bank                                    $100,000
    Prepaid registration fees (Note 3)
    Deferred organization expenses (Note 4)
                                                      ------

Total Assets
Liabilities--accrued expenses
                                                      -------

Net Assets (equivalent to $0.10 per share
    on 2,500 Class A shares of Common Stock
    (par value $0.10), 2,500 Class B shares
    of Common Stock (par value $0.10),
    2,500 Class C shares of Common Stock
    (par value $0.10) and 2,500 Class D
    shares of Common Stock (par value $0.10)
    outstanding with 400,000,000 shares authorized)
    (Note 1)                                         $100,000
_______________
Notes to Statement of Assets and Liabilities.

(1) Merrill Lynch Global Value Fund, Inc. (the "Fund") was organized as a Maryland corporation on ______________, 1996. The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 2,000 Class A shares, 2,000 Class B shares, 2,000 Class C shares and 2,000 Class D shares of Common Stock to Merrill Lynch Asset Management, L.P. (the "Manager").

(2) The Fund has entered into a management agreement (the "Management Agreement") with the Manager, and distribution agreements (the "Distribution Agreements") with Merrill Lynch Funds Distributor, Inc. (the "Distributor"). (See "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information.) Certain officers and/or directors of the Fund are officers and/or directors of the Manager and the Distributor.

(3) Prepaid registration fees are charged to income as the related shares are issued.

(4) Deferred organization expenses will be amortized over a period from the date the Fund commences operations not exceeding five years. In the event that the Manager (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Manager (or any subsequent holder) shall bear the unamortized deferred organization expenses.

                                                   STATEMENT OF
                                                   ADDITIONAL INFORMATION
                  ________________                 (PICTURE)
                 TABLE OF CONTENTS
                                               Page
Investment Objective and Policies . . . . . .     2
  Hedging Techniques  . . . . . . . . . . . .     2
  Other Investment Policies and Practices   .     6
Investment Restrictions . . . . . . . . . . .     8
Management of the Fund  . . . . . . . . . . .    11                   MERRILL LYNCH
  Directors and Officers  . . . . . . . . . .    11                       GLOBAL
  Compensation of Directors . . . . . . . . .    11                        VALUE
  Management and Advisory Arrangements  . . .    12                     FUND, INC.
Purchase of Shares  . . . . . . . . . . . . .    13
  Initial Sales Charge Alternatives-Class A
    and Class D Shares  . . . . . . . . . . .    14
  Reduced Initial Sales Charges   . . . . . .    14
  Employer-Sponsored Retirement or Savings
    Plans and Certain Other Arrangements  . . .  16
  Distribution Plans  . . . . . . . . . . . .    16
Redemption of Shares  . . . . . . . . . . . .    17
  Deferred Sales Charges--Class B and
    Class C Shares  . . . . . . . . . . . . . .  17
Portfolio Transactions and Brokerage  . . . .    18
Determination of Net Asset Value  . . . . . .    19               , 1996
Shareholder Services  . . . . . . . . . . . .    20
  Investment Account  . . . . . . . . . . . .    20 Distributor:
  Automatic Investment Plans  . . . . . . . .    21 Merrill Lynch
  Automatic Reinvestment of Dividends               Funds Distributor, Inc.
    and Capital Gains Distributions . . . . .    21
  Systematic Withdrawal Plans--Class A and
    Class D Shares  . . . . . . . . . . . . .    21
  Exchange Privilege  . . . . . . . . . . . . .  22
Taxes . . . . . . . . . . . . . . . . . . . .    35
  Tax Treatment of Futures, Options and
    Forward Foreign Exchange Transactions   . .  37
  Special Rules for Certain Foreign Currency
    Transactions  . . . . . . . . . . . . . . .  37
Performance Data  . . . . . . . . . . . . . .    38
General information . . . . . . . . . . . . .    39
  Description of Shares . . . . . . . . . . .    39
  Computation of Offering Price Per Share . .    40
  Independent Auditors  . . . . . . . . . . .    40
  Custodian . . . . . . . . . . . . . . . . .    40
  Transfer Agent  . . . . . . . . . . . . . .    40
  Legal Counsel . . . . . . . . . . . . . . .    40
  Reports to Shareholders   . . . . . . . . .    41


                          PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (A)  FINANCIAL STATEMENTS

         Contained in Part B:

         Independent Auditors' Report

         Statement of Assets and Liabilities as of ________, 1996.

    (B)  EXHIBITS

Exhibit
Number
-----
1     --   Articles of Incorporation of the Registrant.
2     --   By-Laws of the Registrant.
3     --   None.
4(a)  --   Portions of  the Articles  of Incorporation  and the By-Laws  of
           the Registrant defining the rights of shareholders.(a)
5     --   Form  of Management  Agreement  between the  Registrant and  Merrill
           Lynch Asset Management, L.P. (the "Manager").(b)
6(a)  --   Form of  Class  A  Shares  Distribution  Agreement  between  the
           Registrant and Merrill Lynch Funds Distributor, Inc. (the "Distributor").(b)
 (b)  --   Form of Class B Shares Distribution Agreement between the Registrant and the Distributor.(b)
 (c)  --   Form of Class C Shares Distribution Agreement between the Registrant and the Distributor.(b)
 (d)  --   Form of Class D Shares Distribution Agreement between the Registrant and the Distributor.(b)
7     --   None.
8     --   Form of Custody Agreement between the Registrant and ___________.(b)
9     --   Form  of Transfer Agency, Dividend Disbursing Agency and Shareholder
           Servicing Agency Agreement between the Registrant and Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent").(b)
10    --   Opinion of Brown & Wood, counsel for the Registrant.(b).
11    --   Consent of ____________, independent auditors for the Registrant.(b)
12    --   None.
13    --   Certificate of the Manager.(b)
14    --   None.
15(a) --   Form of Class B Shares Distribution Plan and Class B Shares
             Distribution Plan Sub-Agreement of the Registrant.(b)
  (b) --   Form of Class C Shares Distribution Plan and Class B Shares
             Distribution Plan Sub-Agreement of the Registrant.(b)
  (c) --   Form of Class D Shares Distribution Plan and Class B Shares
             Distribution Plan Sub-Agreement of the Registrant.(b)
16    --   None.
17(a) --   Financial Data Schedule for Class A Shares.(b)
  (b) --   Financial Data Schedule for Class B Shares.(b)
  (c) --   Financial Data Schedule for Class C Shares.(b)
  (d) --   Financial Data Schedule for Class D Shares.(b)
18    --   Merrill Lynch Select Pricing/SM/ System Plan pursuant to Rule 18f-
           3.(c)
___________________
(Footnotes on next page)

(a) Reference is made to Article IV, Article V (Sections 3, 5, 6 and 7) and Articles VI, VII and IX of the Registrant's Articles of Incorporation, filed herewith as Exhibit 1 to the Registration Statement on Form N-1A and to Article II, Article III (Sections 1, 3, 5 and 6) and Articles
      VI, VII, XIII and XIV of the Registrant's By-Laws, filed herewith as
      Exhibit 2 to the Registration Statement on Form N-1A.
(b)   To be filed by amendment.
(c) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Merrill Lynch New York Municipal Bond Fund or Merrill Lynch Multi-State Municipal Series Trust, filed on January 25, 1996.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    Prior to the effective date of this Registration Statement, the Fund will sell 2,500 Class A shares of its Common Stock, 2,500 Class B shares of its Common Stock, 2,500 Class C shares of its Common Stock and 2,500 Class D shares of its Common Stock to the Manager for an aggregate of $100,000.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                                                        NUMBER OF HOLDERS
                                                               AT
    TITLE OF CLASS                                                 , 1996
      -----------                                            ----------

Class A Shares of Common Stock, par value $0.10 per share          1
Class B Shares of Common Stock, par value $0.10 per share          1
Class C Shares of Common Stock, par value $0.10 per share          1
Class D Shares of Common Stock, par value $0.10 per share          1

-------------
Note: The number of holder shown above included holders of record plus beneficial owners whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

ITEM 27.   INDEMNIFICATION

    Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each of the Class A, Class B, Class C and Class D Shares Distribution Agreements.

    Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "1940
Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only on receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and
(iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assumes that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance and (b) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

    In Section 9 of each of the Class A, Class B, Class C and Class D Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectus and Statement of Additional Information.

    Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF THE MANAGER

    Merrill Lynch Asset Management, LP. (the "Manager") acts as manager for the following open-end investment companies:-Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch
Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund for Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill
Lynch Growth Fund for Investment and Retirement, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund' Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Me Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc.; and the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

    Fund Asset Management, L.P. ("FAM"), an affiliate of the Manager, acts as the investment adviser for the following open-end investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund,
The Corporate Fund Accumulation Program,  Inc., Financial Institutions
Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch MultiState Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., MuniAssets Fund, Inc.; and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Emerging Tigers Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAsset Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield
New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Senior High Income Portfolio 11, Inc., Senior Strategic Income Fund, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNewYork Holdings, Inc. and WorldWide DollarVest Fund, Inc.

The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial
Center, 15th  Floor, Boston, Massachusetts   02111-2646.  The  address  of
the Manager, FAM, Princeton Services, Inc. ("Princeton Services"), and Princeton Administrators, L.P. is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

    Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vacation or employment of a substantial nature in which each such person or entity has been engaged since January 1, 1994 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President and Director or Trustee, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first two paragraphs of this Item and also hold the same positions with all or substantially all of the investment companies advised by FAM as they do with those advised by the
Manager.   Messrs. Giordano, Harvey, Hewitt, Kirstein  and Monagle are
directors, trustees or officers of one or more of such companies.

                                                                       OTHER SUBSTANTIAL BUSINESS,
                                                                               PROFESSION,
               NAME                  POSITION(S) WITH THE MANAGER         VOCATION OR EMPLOYMENT
               ----                  ----------------------------         ----------------------
ML & CO.  . . . . . . . . . . . . Limited Partner                   Financial Services Holding
                                                                    Company;  Limited
                                                                    Partner of FAM
PRINCETON SERVICES, INC.  . . . . General Partner                   General Partner of MLAM
ARTHUR ZEIKEL . . . . . . . . . . President                         President of FAM; President and
                                                                    Director of
                                                                    Princeton Services; Director of
                                                                    MLFD; Executive
                                                                    Vice President of ML & Co.
TERRY K. GLENN  . . . . . . . . . Executive Vice President          Executive Vice President of FAM;
                                                                    Executive Vice
                                                                    President and Director of
                                                                    Princeton Services;
                                                                    President and Director of MLFD;
                                                                    Director of MLFDs;
                                                                    President of Princeton
                                                                    Administrators, L.P.
VINCENT R. GIORDANO . . . . . . . Senior Vice President             Senior Vice President of FAM;
                                                                    Senior Vice President
                                                                    of Princeton Services

ELIZABETH GRIFFIN                 Senior Vice President             Senior Vice President of FAM
NORMAN R. HARVEY  . . . . . . . . Senior Vice President             Senior Vice President of FAM;
                                                                    Senior Vice President
                                                                    of Princeton Services
N. JOHN HEWITT  . . . . . . . . . Senior Vice President             Senior Vice President of FAM;
                                                                    Senior Vice President
                                                                    of Princeton Services
PHILIP L. KIRSTEIN  . . . . . . . Senior Vice President,            Senior Vice President, General
                                    General Counsel and Secretary   Counsel and
                                                                    Secretary of FAM; Senior Vice
                                                                    President, General
                                                                    Counsel, Director and Secretary
                                                                    of Princeton
                                                                    Services; Director of MLFD
RONALD M. KLOSS . . . . . . . . . Senior Vice President and         Senior Vice President and
                                  Controller                        Controller of FAM; Senior
                                                                    Vice President of Princeton
                                                                    Services
STEPHEN M.M. MILLER . . . . . . . Senior Vice President             Executive Vice President of
                                                                    Princeton
                                                                    Administrators, L.P.
JOSEPH T. MONAGLE, JR.  . . . . . Senior Vice President             Senior Vice President of FAM;
                                                                    Senior Vice President
                                                                    of Princeton Services

                                           C-4


                                                                      OTHER SUBSTANTIAL BUSINESS,
                                                                               PROFESSION,
               NAME                  POSITION(S) WITH THE MANAGER         VOCATION OR EMPLOYMENT
               ----                  ----------------------------         ----------------------

GERALD M. RICHARD . . . . . . . . Senior Vice President and         Senior Vice President and
                                  Treasurer                         Treasurer of FAM; Senior
                                                                    Vice President and Treasurer of
                                                                    Princeton Services;
                                                                    Vice President and Treasurer of
                                                                    MLFD
RICHARD L. RUFENER  . . . . . . . Senior Vice President             Senior Vice President of FAM;
                                                                    Senior Vice President
                                                                    of Princeton Services; Vice
                                                                    President of MLFD
RONALD L. WELBURN . . . . . . . . Senior Vice President             Senior Vice President of FAM;
                                                                    Senior Vice President
                                                                    of Princeton Services
ANTHONY WISEMAN . . . . . . . . . Senior Vice President             Senior Vice President of FAM;
                                                                    Senior Vice President
                                                                    of Princeton Services


ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first two paragraphs of Item 28 except CAB Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc., and MLFD also acts as the principal underwriter for the following closed-end investment companies:
Merrill Lynch High Income Municipal Bond Program, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

    (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is Box 9011, Princeton, New Jersey 08543-9011, except that the address of Messrs. Aldrich, Brady, Breen, Crook, Fatseas, and Wasel is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646.

                                  (2)                               (3)
(1)                               POSITION(S) AND OFFICE(S)         POSITION(S) AND OFFICE(S)
Name                              WITH MLFD                         WITH THE REGISTRANT
----                              --------------------------        --------------------------
TERRY K. GLENN  . . . . . . . . . President and Director            Executive Vice President
ARTHUR ZEIKEL . . . . . . . . . . Director                          President and Director
PHILIP L. KIRSTEIN  . . . . . . . Director                          None
WILLIAM E. ALDRICH  . . . . . . . Senior Vice President             None

KEVIN BOMAN . . . . . . . . . . . Vice President                    None
ROBERT W. CROOK . . . . . . . . . Senior Vice President             None
MICHAEL J. BRADY  . . . . . . . . Vice President                    None
WILLIAM M. BREEN  . . . . . . . . Vice President                    None
SHARON CREVELING  . . . . . . . . Vice President and Assistant      None
                                  Treasurer
MARK A. DESARIO . . . . . . . . . Vice President                    None
JAMES T. FATSEAS  . . . . . . . . Vice President                    None
MICHELLE T. LAU . . . . . . . . . Vice President                    None
GERALD M. RICHARD . . . . . . . . Vice President and Treasurer      Treasurer
RICHARD L. RUFENER  . . . . . . . Vice President                    None
SALVATORE VENEZIA . . . . . . . . Vice President                    None
WILLIAM WASEL . . . . . . . . . . Vice President                    None
ROBERT HARRIS . . . . . . . . . . Secretary                         Secretary
(c)  Not applicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All accounts,  books and  other documents  required to  be maintained  by
Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536) and the Transfer Agent (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

ITEM 31.  MANAGEMENT SERVICES

    Other than as set forth under the caption "Management of the Fund-- Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 32.  UNDERTAKINGS

    (a) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's registration statement under the 1933 Act.

    (b) The Fund, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and will assist communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and the State of New Jersey, on the 11th day of March 1996.

                          MERRILL LYNCH GLOBAL VALUE FUND, INC.
                                  (Registrant)


                          By:      /s/ Philip L. Kirstein
                                --------------------------
                               (Philip L. Kirstein, President)



  Each person whose signature appears below hereby authorizes Philip L. Kirstein, Robert Harris, Jerry Weiss or Mark B. Goldfus, or any of them, as attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendments (including post-effective amendments) to this Registration Statement and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


    Signature                  Title                     Date
    ---------                 -------                    -----

/s/ Philip l. Kirstein          President (Principal
-------------------------       Executive Officer)
  (Philip L. Kirstein)          and Director


 /s/ Robert Harris              Treasurer (Principal Financial
------------------------        and Accounting Officer)
  (Robert Harris)               and Director



 /s/ Jerry Weiss
-------------------------       Director
  (Jerry Weiss)

                                      C-8